PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Cash Management Trust for the six-month period ended January 31, 1997. First, you will find an investment review on the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

Over the six-month reporting period, dividends paid to shareholders of Institutional Service Shares and Cash II Shares each totaled $0.02 per share. At the end of the period, net assets surpassed $2 billion.

In Automated Cash Management Trust, your ready cash is at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00.* At the end of the period, the fund's assets were invested in commercial paper (51.6%), variable rate instruments (24.2%), repurchase agreements (9.9%), short-term notes (7.2%), time deposits (4.2%), and certificates of deposit (3.1%).

Thank you for participating in the daily earning power of this high-quality money market mutual fund. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
March 15, 1997
* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Automated Cash Management Trust invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or, if unrated, be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

U.S. economic growth has slowed in a nearly ideal fashion. Labor markets are still tight, but monthly payroll gains have downshifted from 233,000 per month in the first half of 1996 to 171,000 over the second half. Home building has slowed as well. Offsetting this consumer slowdown, however, is a strengthening manufacturing sector. The National Association of Purchasing Managers Index* has decreased to 52.0% for January, but industrial production and capacity utilization remain high. So while the economy remains mixed, overall it appears to be advancing at a moderate and sustainable pace.

The lingering concern is that tight labor markets and gently rising wage pressures will prove inflationary. To date, however, price pressures have been evident only in the food and energy sectors. Elsewhere in the economy systematic price pressures are largely absent. The consumer price index has risen at an annualized rate of just 2.9% over the past six months while the producer price index increased by 3.5% for the same period.

Thirty-day commercial paper started the period at 5.39% on August 1, 1996, and declined very modestly to 5.35% on January 31, 1997. This lack of movement reflects the 5.25% federal funds target maintained by the Federal Reserve Board (the "Fed") for the entire six-month time period.

The money market yield curve flattened substantially throughout the time period. One month commercial paper rates decreased 4 basis points while the six-month rates dropped 22 basis points, reflecting the complacent market attitude toward slow growth and low inflation.

The target average maturity range for the fund remained in the 35-45 day target range for the entire period, reflecting a neutral position regarding Fed policy. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 1997, the net assets of the fund increased from $1,274.4 to $2,024.9 million while the 7-day net yield increased from 4.92% to 4.94%** for Institutional Service Shares. The 7-day net yield for Cash II Shares was 4.76%** as of January 31, 1997. The effective average maturity of the fund on January 31, 1997, was 46 days.

* The National Association of Purchasing Managers Index is a diffusion index that measures the economic activity of the largest manufacturers in the United States.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary.

SHAREHOLDER MEETING RESULTS

A Special Meeting of the Shareholders of State Bond Cash Management Fund (the "Portfolio"), a Portfolio of State Bond Money Funds, Inc., was held on December 9, 1996. On October 11, 1996, the record date for shareholders voting at the meeting, there were 2,784,696 total outstanding shares. The following item was considered by shareholders and the results of their voting were as follows:

                                             ABSTENTIONS       WITHHELD
                                                 AND         AUTHORITY TO
AGENDA ITEM     FOR      AGAINST           BROKER NON-VOTES      VOTE
To approve or disapprove a proposed Agreement and Plan of Reorganization between the Portfolio and Money Market Obligations Trust, on behalf of its portfolio, Automated Cash Management Trust (the "Fund"), whereby the Fund would acquire all of the net assets of the Portfolio in exchange for the Fund's Institutional Service Shares to be distributed pro rata by the Portfolio to the holders of its shares in complete liquidation of the Portfolio.
             1,490,160    51,159                52,381            0

AUTOMATED CASH MANAGEMENT TRUST
PORTFOLIO OF INVESTMENTS

JANUARY 31, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                             VALUE
 (A)COMMERCIAL PAPER -- 51.6%
                        BANKING -- 14.7%
 $ 13,000,000           ABN AMRO Bank N.V., Amsterdam, 5.594% - 5.794%,
                        2/28/1997 - 3/6/1997                                                      $   12,941,556
   18,000,000           Abbey National N.A. Corp., (Guaranteed by Abbey National
                        Bank PLC, London), 5.488% - 5.635%, 3/17/1997 - 4/24/1997                     17,824,784
   82,000,000           Bank of Nova Scotia, Toronto, 5.393% - 5.604%, 3/5/1997 - 7/14/1997           81,220,254
   25,000,000           Commonwealth Bank of Australia, Sydney, 5.520% - 5.540%,
                       7/21/1997 - 7/24/1997                                                          24,358,385
   15,000,000           Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank,
                        AG), 5.404%, 3/12/1997                                                        14,913,387
   15,000,000           National Australia Funding, Inc., (Guaranteed by National Australia
                        Bank, Ltd., Melbourne), 5.540%, 2/3/1997                                      14,995,508
   12,000,000           PEMEX Capital, Inc., (Swiss Bank Corp., Basle LOC), 5.497%,
                        4/21/1997                                                                     11,859,117
   15,000,000           Royal Bank of Canada, Montreal, 5.499%, 7/14/1997                             14,636,646
   15,000,000           Societe Generale North America, Inc., (Guaranteed by Societe
                        Generale, Paris), 5.500% - 5.620%, 3/27/1997 - 4/9/1997                       14,868,165
   72,000,000           Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                        Handelsbanken, Stockholm), 5.433% - 5.620%, 2/18/1997 - 7/23/1997             71,321,526
   15,000,000           Toronto Dominion Holdings (USA), Inc., (Guaranteed by
                        Toronto-Dominion Bank), 5.457%, 6/13/1997                                     14,707,950
    3,400,000           Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd.),
                        5.526%, 2/14/1997                                                              3,393,395
                          Total                                                                      297,040,673
                        BROKERAGE -- 1.7%
   35,000,000           Merrill Lynch & Co., Inc., 5.371% - 5.424%, 2/11/1997 - 4/24/1997             34,702,917

AUTOMATED CASH MANAGEMENT TRUST

  PRINCIPAL
   AMOUNT                                                                                             VALUE
 (A)COMMERCIAL PAPER -- CONTINUED
                        FINANCE - COMMERCIAL -- 25.1%
 $ 14,486,000           Alpha Finance Corp., Ltd., 5.384% - 5.530%, 2/28/1997 - 7/29/1997         $   14,202,123
   92,180,000           Asset Securitization Cooperative Corp., 5.359% - 5.454%,
                        2/7/1997 - 4/29/1997                                                          91,701,427
   76,200,000           Beta Finance, Inc., 5.359% - 5.563%, 2/3/1997 - 5/27/1997                     75,679,931
   52,000,000           CIT Group Holdings, Inc., 5.381% - 5.523%, 2/3/1997 - 3/4/1997                51,906,046
   10,000,000           CXC, Inc., 5.387%, 2/12/1997                                                   9,983,775
   20,000,000           Corporate Asset Funding Co., Inc. (CAFCO), 5.378% - 5.415%,
                        2/19/1997 - 3/6/1997                                                          19,924,817
   41,754,000           Falcon Asset Securitization Corp., 5.372% - 5.592%,
                        2/19/1997 - 7/17/1997                                                         41,340,295
   74,000,000           General Electric Capital Corp., 5.410% - 5.784%, 3/6/1997 - 6/6/1997          72,969,219
   56,830,000           Greenwich Funding Corp., 5.378% - 5.475%,
                        2/25/1997 - 6/12/1997                                                         56,340,341
   75,575,000           PREFCO-Preferred Receivables Funding Co., 5.372% - 5.785%,
                        2/13/1997 - 4/25/1997                                                         75,226,698
                          Total                                                                      509,274,672
                        FINANCE - RETAIL -- 6.8%
   13,000,000           American Express Credit Corp., 5.421%, 5/23/1997                              12,788,360
   35,000,000           Associates Corp. of North America, 5.503%, 2/3/1997                           34,989,306
    8,000,000           Avco Financial Services, Inc., 5.784%, 3/5/1997                                7,960,036
    5,000,000           Household Finance Corp., 5.412%, 3/11/1997                                     4,971,817
   31,000,000           McKenna Triangle National Corp., 5.374% - 5.530%,
                        2/20/1997 - 4/17/1997                                                         30,843,618
   46,000,000           New Center Asset Trust, A1+/P1 Series, 5.454% - 5.601%,
                        2/21/1997 - 7/10/1997                                                         45,268,349
                          Total                                                                      136,821,486

AUTOMATED CASH MANAGEMENT TRUST

  PRINCIPAL
   AMOUNT                                                                                             VALUE
 (A)COMMERCIAL PAPER -- CONTINUED
                        INSURANCE -- 1.3%
 $ 10,000,000           American General Corp., 5.503%, 2/3/1997                                  $    9,996,944
   17,030,000           Marsh & McLennan Cos., Inc., 5.472%, 2/3/1997                                 17,024,825
                         Total                                                                        27,021,769
                        OIL & OIL FINANCE -- 1.4%
    4,000,000           Chevron Transport Corp., (Guaranteed by Chevron Corp.),
                        5.678%, 3/20/1997                                                              3,971,173
   25,000,000           Koch Industries, Inc., 5.583%, 2/3/1997                                       24,992,250
                          Total                                                                       28,963,423
                        PHARMACEUTICALS AND HEALTH CARE -- 0.6%
   12,000,000           Glaxo Wellcome PLC, 5.373%, 2/25/1997                                         11,957,600
                          TOTAL COMMERCIAL PAPER                                                   1,045,782,540
 SHORT-TERM NOTES -- 7.2%
                        BANKING -- 1.5%
   16,500,000           (a)City of Cleveland, (Union Bank of Switzerland, Zurich LOC,
                        Credit Suisse, Zurich LOC), 5.560%, 2/4/1997                                  16,500,000
   14,000,000           (a)(b)SALTS III Cayman Island Corp., (Bankers Trust International,
                        PLC Swap Agreement), 5.788%, 7/23/1997                                        14,000,000
                          Total                                                                       30,500,000
                        BROKERAGE -- 1.7%
   35,000,000           (a)(b)Goldman Sachs Group, LP, 5.563%, 4/28/1997                              35,000,000
                        FINANCE - AUTOMOTIVE -- 2.0%
   30,000,000           (a)Ford Credit Auto Lease Trust 1996-1, Class A-1, 5.451%, 11/15/1997         29,997,638
    6,696,755           Nationsbank Auto Owner Trust 1996-A, Class A-1, 5.776%, 8/15/1997              6,699,812
    4,405,129           (a)Olympic Automobile Receivables Trust 1996-D, Class A-1, 5.430%,
                        12/15/1997                                                                     4,405,129
                          Total                                                                       41,102,579
                        FINANCE - COMMERCIAL -- 0.8%
   15,100,000           (a)Cargill Lease Receivables Trust 1996-A, Class A-1, 5.613%,
                        12/20/1997                                                                    15,100,000

AUTOMATED CASH MANAGEMENT TRUST

  PRINCIPAL
   AMOUNT                                                                                             VALUE
 SHORT-TERM NOTES -- CONTINUED
                        FINANCE - EQUIPMENT -- 1.2%
 $ 23,213,413           Capita Equipment Receivables Trust 1996-1, Class A-1, 5.600%,
                        10/15/1997                                                                $   23,213,414
                          TOTAL SHORT-TERM NOTES                                                     144,915,993
 CERTIFICATE OF DEPOSITS -- 3.1%
                        BANKING -- 3.1%
   20,000,000           Bank of Scotland, Edinburgh, 5.480%, 6/13/1997                                20,000,713
   15,000,000           Bayerische Vereinsbank AG, Munich, 5.530%, 7/10/1997                          15,000,645
    8,000,000           Mellon Bank NA, Pittsburgh, 5.500% - 5.527%, 2/21/1997 - 4/9/1997              8,000,000
   20,000,000           Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                        Handelsbanken, Stockholm), 5.430%, 5/5/1997 - 5/30/1997                       19,999,702
                          TOTAL CERTIFICATE OF DEPOSITS                                               63,001,060
 (C)VARIABLE RATE INSTRUMENTS -- 24.2%
                        BANKING -- 14.8%
    5,000,000           American Seaway Foods, Inc., (KeyBank, N.A. LOC), 5..59%,
                        2/7/1997                                                                       5,000,000
    6,650,000           Associated Materials, Inc., (KeyBank, N.A. LOC), 5.59%, 2/7/1997               6,650,000
   15,000,000           Australia & New Zealand Banking Group, Melbourne, 5.447%,
                        2/3/1997                                                                      14,997,283
   30,000,000           Bank One, Columbus, N.A., 5.350%, 1/31/1997                                   29,988,164
   60,000,000           Bank One, Milwaukee, WI N.A., 5.270%, 2/4/1997                                59,970,067
    6,000,000           Beverly California Corp., (PNC Bank, N.A. LOC), 5.447%, 2/3/1997               6,000,000
   17,700,000           Beverly Hills Nursing Center, Inc., Medilodge Project Series 1996,
                        (KeyBank, N.A. LOC), 5.51%, 2/6/1997                                          17,700,000
   9,900,000            Cloquet, MN, Series 1996-B Potlach Corp., (Credit Suisse,
                        Zurich LOC), 5.550%, 2/5/1997                                                  9,900,000
    5,300,000           Development Authority of Richmond Cty, GA,
                        (PNC Bank, N.A. LOC), 5.447%, 2/3/1997                                         5,300,000
   60,000,000           Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche
                        Landesbank Girozentrale Swap Agreement), 5.442%, 2/15/1997                    60,000,000

AUTOMATED CASH MANAGEMENT TRUST

  PRINCIPAL
   AMOUNT                                                                                             VALUE
 (C)VARIABLE RATE INSTRUMENTS -- CONTINUED
                        BANKING -- CONTINUED
 $  7,000,000           Massachusetts IFA, (Kendell Square), (PNC Bank, N.A. LOC), 5.46%,
                        2/6/1997                                                                  $    7,000,000
   12,000,000           National Funding Corp., Series 1994-A, (American National Bank,
                        Chicago LOC), 5.43%, 2/6/1997                                                 12,000,000
    4,000,000           SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co., New York
                        Swap Agreement), 5.550%, 2/4/1997                                              4,000,000
   40,000,000           SMM Trust, Series 1996-I, (Morgan Guaranty Trust Co., New York
                        Swap Agreement), 5.488%, 2/27/1997                                            39,999,557
    7,500,000           SMM Trust, Series 1996-L, (Morgan Guaranty Trust Co., New York
                        Swap Agreement), 5.472%, 2/15/1997                                             7,500,000
    5,000,000           SMM Trust, Series 1996-V, (Morgan Guaranty Trust Co., New York
                        Swap Agreement), 5.581%, 2/24/1997                                             5,000,000
    2,796,000           Vista Funding Corp., Series 1996-A, (Bank One, Dayton, N.A. LOC),
                        5.45%, 2/6/1997                                                                2,796,000
    6,350,000           Wendys of Las Vegas and San Antonio, (Huntington National Bank,
                        Columbus, OH LOC), 5.46%, 2/6/1997                                             6,350,000
      387,000           Westcourt, (Bank One, Texas N.A. LOC), 5.50%, 2/6/1997                           387,000
                         Total                                                                       300,538,071
                        ELECTRICAL EQUIPMENT -- 1.2%
    3,850,894           Marta Leasing Ltd., (Guaranteed by General Electric Co.), 5.447%,
                        2/3/1997                                                                       3,850,894
   20,181,046           Northwest Airlines, Inc., (Guaranteed by General Electric Co.),
                        5.422%, 2/3/1997                                                              20,181,046
                        Total                                                                         24,031,940
                        FINANCE - RETAIL -- 1.5%
   30,000,000           Carco Auto Loan Master Trust, Series 1993-2 Class A1, 5.655%,
                        2/15/1997                                                                     30,000,000

AUTOMATED CASH MANAGEMENT TRUST

  PRINCIPAL
   AMOUNT                                                                                             VALUE
 (C)VARIABLE RATE INSTRUMENTS -- CONTINUED
                        INSURANCE -- 6.2%
 $ 44,500,000           General American Life Insurance Co., 5.638%, 2/23/1997                    $   44,500,000
   25,000,000           (b)Peoples Security Life Insurance, 6.110%, 2/1/1997                          25,000,000
   25,000,000           (b)SunAmerica Life Insurance Co., 5.538%, 2/27/1997                           25,000,000
   30,000,000           Transamerica Occidental Life Insurance Company, 5.438%, 2/27/1997             30,000,000
                          Total                                                                      124,500,000
                        SOVEREIGN GOVERNMENT -- 0.5%
   10,000,000           (b)Short Term Asset Corp., Secured Class F-1 Bonds, 5.442%, 2/15/1997         10,000,000
                          TOTAL VARIABLE RATE INSTRUMENTS                                            489,070,011
 (A)TIME DEPOSITS -- 4.2%
                        BANKING -- 4.2%
   35,000,000           Mellon Bank NA, Pittsburgh, 5.625%, 2/3/1997                                  35,000,000
   50,000,000           Toronto-Dominion Bank, 5.625%, 2/3/1997                                       50,000,000
                          TOTAL TIME DEPOSITS                                                         85,000,000
 (D)REPURCHASE AGREEMENTS -- 9.9%
   90,000,000           Bear, Stearns and Co., 5.580%, dated 1/31/1997, due 2/3/1997                  90,000,000
   51,200,000           Daiwa Securities America, Inc., 5.580%, dated 1/31/1997,
                        due 2/3/1997                                                                  51,200,000
   10,000,000           Sanwa-BGK Securities Co., L.P., 5.350%, dated 1/31/1997,
                        due 2/3/1997                                                                  10,000,000
   50,000,000           UBS Securities, Inc., 5.530%, dated 1/31/1997, due 2/3/1997                   50,000,000
                          TOTAL REPURCHASE AGREEMENTS                                                201,200,000
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                $2,028,969,604


(a) Each issue shows the rate of discount at the time of purchase.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1997, these securities amounted to $109,000,000 which represents 5.38% of net assets.

(c) Variable rate securities with current rate and next demand date.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,024,908,774) at January 31, 1997.

The following acronyms are used throughout this portfolio:

IFA -- Industrial Finance Authority
LOC -- Letter of Credit
LP -- Limited Partnership
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

AUTOMATED CASH MANAGEMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                               $ 2,028,969,604
 Cash                                                                                               286,618
 Income receivable                                                                                3,134,517
 Receivable for shares sold                                                                          36,588
   Total assets                                                                               2,032,427,327
 LIABILITIES:
 Income distribution payable                                                  $ 6,960,956
 Accrued expenses                                                                 557,597
   Total liabilities                                                                              7,518,553
 NET ASSETS for 2,024,908,774 shares outstanding                                            $ 2,024,908,774
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $1,339,294,208 / 1,339,294,208 shares outstanding                                                    $1.00
 CASH II SHARES:
 $685,614,566 / 685,614,566 shares outstanding                                                        $1.00


(See Notes which are an integral part of the Financial Statements)

AUTOMATED CASH MANAGEMENT TRUST

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                           $ 45,377,451
 EXPENSES:
 Investment advisory fee                                                              $   4,109,962
 Administrative personnel and services fee                                                  621,003
 Custodian fees                                                                              98,715
 Transfer and dividend disbursing agent fees and expenses                                   141,474
 Directors'/Trustees' fees                                                                   10,396
 Auditing fees                                                                                9,704
 Legal fees                                                                                   2,036
 Portfolio accounting fees                                                                   69,472
 Distribution services fee -- Cash II Shares                                                356,960
 Shareholder services fee -- Institutional Service Shares                                 1,698,021
 Shareholder services fee -- Cash II Shares                                                 356,960
 Share registration costs                                                                   110,960
 Printing and postage                                                                        12,604
 Insurance premiums                                                                           6,488
 Taxes                                                                                       20,096
 Miscellaneous                                                                                5,072
     Total expenses                                                                       7,629,923
 Waivers --
     Waiver of investment advisory fee                                  $ (2,493,899)
     Waiver of distribution services fee -- Cash II Shares                  (109,944)
     Waiver of shareholder services fee -- Institutional Service Shares      (47,545)
         Total waivers                                                                  (2,651,388)
                  Net expenses                                                                         4,978,535
                   Net investment income                                                            $ 40,398,916


(See Notes which are an integral part of the Financial Statements)

AUTOMATED CASH MANAGEMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                              ENDED
                                                                           (UNAUDITED)        YEAR ENDED
                                                                            JANUARY 31,         JULY 31,
                                                                               1997               1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                 $    40,398,916    $     64,070,284
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Service Shares                                             (33,525,882)        (64,070,284)
  Cash II Shares                                                            (6,873,034)            --
  Change in net assets resulting from distributions to
  shareholders                                                             (40,398,916)        (64,070,284)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                            5,104,818,641       7,830,763,212
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                     22,338,164          37,792,484
 Cost of shares redeemed                                                (4,376,667,395)    (7,735,179,515)
  Change in net assets resulting from share transactions                   750,489,410         133,376,181
  Change in net assets                                                     750,489,410         133,376,181
 NET ASSETS:
 Beginning of period                                                     1,274,419,364       1,141,043,183
 End of period                                                         $ 2,024,908,774    $  1,274,419,364


(See Notes which are an integral part of the Financial Statements)

AUTOMATED CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SIX MONTHS               THREE
                         ENDED      YEAR        MONTHS
                      (UNAUDITED)   ENDED       ENDED
                        JANUARY    JULY 31,    JULY 31,                                 YEAR ENDED APRIL 30,
                          31,
                         1997       1996       1995(A)    1994         1993       1992        1991        1990      1989      1988
 NET ASSET VALUE
 BEGINNING OF          $ 1.00      $ 1.00      $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment         0.02        0.05        0.01      0.03        0.03        0.05        0.07        0.08      0.08     0.07
  income
 LESS DISTRIBUTIONS
  Distributions
  from net
  investment            (0.02)      (0.05)      (0.01)    (0.03)      (0.03)      (0.05)      (0.07)      (0.08)    (0.08)   (0.07)
  income
 NET ASSET VALUE,
 END OF PERIOD         $ 1.00      $ 1.00      $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)         2.51%       5.20%       1.42%     2.84%       3.11%       5.02%       7.52%       8.69%     8.20%    6.72%
 RATIOS TO
 AVERAGE NET
 ASSETS
  Expenses               0.57%*      0.57%       0.57%*    0.57%       0.56%       0.56%       0.55%       0.55%     0.55%    0.55%
  Net investment         4.94%*      5.08%       5.60%*    2.80%       3.07%       4.88%       7.23%       8.32%     7.93%    6.53%
  income
  Expense waiver/
  reimbursement(c)       0.31%*      0.31%       0.40%*    0.07%       0.04%       0.03%       0.12%       0.09%     0.10%    0.04%
 SUPPLEMENTAL DATA
  Net assets, end
  of
  period (000      $1,339,294  $1,274,419  $1,141,043  $975,453  $1,172,170  $1,220,212  $1,464,710  $1,164,013  $943,136  $924,558
  omitted)


* Computed on an annualized basis.

(a) For the period from May 1, 1995, to July 31, 1995, the Fund was reorganized into Money Market Obligations Trust effective July 30, 1994. The Fund has changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

AUTOMATED CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS -- CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                             SIX MONTHS
                                                                                                ENDED
                                                                                             (UNAUDITED)
                                                                                             JANUARY 31,
                                                                                               1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                          $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                          0.02
 LESS DISTRIBUTIONS
  Distributions from net investment income                                                      (0.02)
 NET ASSET VALUE, END OF PERIOD                                                                $ 1.00
 TOTAL RETURN(B)                                                                                 1.67%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                       0.76%*
  Net investment income                                                                          4.81%*
  Expense waiver/reimbursement(c)                                                                0.38%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                    $685,615


* Computed on an annualized basis.

(a) For the period from September 19, 1996 (date of initial public offering) through January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

AUTOMATED CASH MANAGEMENT TRUST
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. Effective September 19, 1996, the Fund added Cash II Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

   Additional information on each restricted security held at January 31, 1997 is as follows:

    SECURITY                          ACQUISITION DATE      ACQUISITION COST
    Goldman Sachs Group, LP               1/27/1997           $35,000,000
    Peoples Security Life Insurance       7/08/1996            25,000,000
    SALTS III Cayman Island Corp.         1/23/1997            14,000,000
    Short Term Asset Corp.                5/07/1996            10,000,000
    SunAmerica Life Insurance Co.         9/01/1996            25,000,000

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1997, capital paid-in aggregated $2,024,908,774.

Transactions in shares were as follows:

                                                                               SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                               JANUARY 31,         JULY 31,
                                                                                  1997               1996
 INSTITUTIONAL SERVICE SHARES                                                    SHARES             SHARES
 Shares sold                                                                 3,696,731,228       7,830,763,212
 Shares issued to shareholders in payment of distributions declared             16,961,081          37,792,484
 Shares redeemed                                                            (3,648,817,465)     (7,735,179,515)
  Net change resulting from Institutional Service Share transactions            64,874,844         133,376,181
                                                                               SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                               JANUARY 31,          JULY 31,
                                                                                 1997(A)             1996
 CASH II SHARES                                                                  SHARES             SHARES
 Shares sold                                                                 1,408,087,413             --
 Shares issued to shareholders in payment of distributions declared              5,377,083             --
 Shares redeemed                                                             (727,849,930)             --
  Net change resulting from Cash II Share transactions                         685,614,566             --
  Net change resulting from share transactions                                 750,489,410         133,376,181


(a) For the period from September 19, 1996 (date of the initial public offering) through January 31, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of this fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES OFFICERS

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

J. Christopher Donahue

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Peter E. Madden

Gregor F. Meyer

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

J. Crilley Kelly
Assistant Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

AUTOMATED
CASH
MANAGEMENT
TRUST

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JANUARY 31, 1997

[Graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.
Cusip 60934N864
Cusip 60934N831
8112802 (3/97)
[Graphic]
[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Government Obligations Fund, which covers the six-month period ended January 31, 1997. First, you will find an investment review on the short-term government market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares and Institutional Service Shares each totaled $0.03 per share. At the end of the period, net assets reached the $3.5 billion mark, up from $2.9 billion at the beginning of the period.

In Government Obligations Fund, your ready cash is at work pursuing daily income, along with the additional advantages of daily liquidity and stability of principal.* At the end of the period, the fund's portfolio was invested in repurchase agreements fully collateralized by U.S. government securities (51.8%), and in short-term U.S. government obligations (48.1%).

Thank you for your confidence in the daily earning power of this high-quality cash investment. As always, we welcome your questions and comments.

Sincerely,

[Graphic]
J. Christopher Donahue
President
March 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Government Obligations Fund, which is rated AAAm* by Standard & Poor's Ratings Group and Aaa* by Moody's Investors Service, Inc., is invested in direct U.S. Treasury and agency obligations and in repurchase agreements which have these securities as collateral. The fund continued to emphasize issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corporation, and maintained a small Treasury position for liquidity purposes.

Over the six months ended January 31, 1997, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that exceeded the 21/2% pace thought to be the non-inflationary potential. Confronted with persistent strength in the interest rate-sensitive sectors, the Fed stuck to its belief that economic growth would return to a more moderate pace. Early in the period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. When signs of the long-awaited slowdown finally began to emerge, the market then fretted that it might not be occurring quickly enough to prevent the need for the Fed to tighten in order to ward off inflationary pressures. By the end of the reporting period, however, the market calmed itself once more as growth in employment and housing moderated and inflation remained tame. While the advance release for fourth quarter Gross Domestic Product was a robust 4.7%, it was boosted by net exports and a number of one-time factors, and the underlying fundamentals point to more sedate growth in the first quarter. Overall, the federal funds target rate remained unchanged over the period, at 5.25%, where it has been since late January 1996.

Movements in interest rates early in the period reflected the market uncertainty. The yield on the three-month Treasury bill peaked at 5.35% in early September amid fears that the robust economy might spark inflation -- particularly in the face of tight labor market conditions. The yield then plunged to 5% in late September/early October as signs of tempered growth began to appear and relief finally took hold. The yield then rebounded to a more realistic 5.15%, and traded within a fairly narrow range -- with the exception of a technically-driven drop at year-end -- for the remainder of the reporting period as the market embraced the idea that the Fed was likely to be on hold indefinitely. Overall, the yields at the front end of the Treasury yield curve ended the period 16 to 26 basis points lower, reflecting the market's retreat from expectations of an imminent tightening in monetary policy.

* An AAAm rating is obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's Ratings Group monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

The fund was targeted in a 35-45 day average maturity target range over the period, essentially a neutral stance for the portfolio. Once an average maturity range is established, the fund attempts to maximize performance through ongoing relative value analysis. The fund's structure remained barbelled over the reporting period, as a yield advantage continued to exist for repurchase agreements relative to other short-term investments. The fund combined a position in repurchase agreements collateralized by U.S. government mortgage-backed securities with short-term agency floating rate notes to form the front end of the barbell. We coupled this position with purchases of fixed rate Treasury or agency securities with longer maturities of between 6 and 13 months. This portfolio structure provided a competitive yield for the fund. Over the reporting period, we added modestly to the fund's floating rate exposure, and increased our holdings of fixed rate agency securities as spreads offered on these instruments widened relative to Treasury securities.

The Fed is likely to be fairly content with the present trend of moderating growth and benign inflation, and, in our opinion, should not be moved to change monetary policy in the near term. We expect that they will continue to keep a watchful eye on potential inflationary pressures, however, in light of continued tight labor market conditions. We would expect the front end of the market to continue to be range-bound with a slight positive slope, and we will likely maintain our current neutral positioning. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. government market.

SHAREHOLDER MEETING RESULTS

A Special Meeting of the Shareholders of Government Obligations Money Market Fund (the "Portfolio"), a Portfolio of Lehman Brothers Institutional Funds Group Trust, was held on November 13, 1996. On October 11, 1996, the record date for shareholders voting at the meeting, there were 47,928,566 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                                          ABSTENTIONS             WITHHELD
                                                                              AND               AUTHORITY TO
 AGENDA ITEM                                 FOR        AGAINST         BROKER NON-VOTES            VOTE
 1. To approve a proposed Agreement and Plan of Reorganization between Lehman Brothers Institutional Funds
    Group Trust, on behalf of the Portfolio, and Money Market Obligations Trust (the "Trust"), on behalf of its portfolio, Government Obligations Fund (the "Fund"), whereby the Trust would acquire all of the assets and known liabilities of the Portfolio in exchange for Institutional Shares and Institutional Service Shares of
    the Fund to be distributed pro rata by the Portfolio to holders of Class A Shares and Class B Shares, respectively, in complete liquidation of the Portfolio.

                                          36,225,077       0                  0                      0
 2. Election of thirteen Trustees to serve until the next Annual Meeting of Shareholders and until their successors have been elected and qualified.
    John F. Donahue                       36,225,077       0                  0                      0
    Thomas G. Bigley                      36,225,077       0                  0                      0
    John T. Conroy, Jr.                   36,225,077       0                  0                      0
    William J. Copeland                   36,225,077       0                  0                      0
    J. Christopher Donahue                36,225,077       0                  0                      0
    James E. Dowd                         36,225,077       0                  0                      0
    Lawrence D. Ellis, M.D.               36,225,077       0                  0                      0
    Edward L. Flaherty, Jr.               36,225,077       0                  0                      0
    Peter E. Madden                       36,225,077       0                  0                      0
    Gregor F. Meyer                       36,225,077       0                  0                      0
    John E. Murray, Jr.                   36,225,077       0                  0                      0
    Wesley W. Posvar                      36,225,077       0                  0                      0
    Marjorie P. Smuts                     36,225,077       0                  0                      0


GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                        VALUE
 SHORT-TERM OBLIGATIONS -- 48.1%
 $ 16,500,000    Federal Farm Credit Bank Note -- 0.5%
                 5.600%, 6/3/1997                                                           $     16,492,263
   24,000,000 (a)Federal Farm Credit Bank, Discount Note -- 0.7%
                 5.377%, 5/22/1997                                                                23,620,867
   67,000,000 (b)Federal Farm Credit Bank, Floating Rate Note -- 1.9%
                 5.300%, 3/1/1997                                                                 66,942,382
   31,500,000    Federal Home Loan Bank -- 0.9%
                 5.460% - 5.710%, 11/18/1997 - 12/12/1997                                         31,485,912
  101,070,000 (a)Federal Home Loan Bank, Discount Note -- 2.8%
                 5.361% - 5.476%, 5/1/1997 - 7/15/1997                                            99,149,086
   50,500,000 (b)Federal Home Loan Bank, Floating Rate Note -- 1.4%
                 5.310% - 5.780%, 3/4/1997                                                        50,473,758
   19,000,000    Federal Home Loan Mortgage Corp. -- 0.5%
                 5.640%, 8/28/1997                                                                18,973,603
   30,000,000 (b)Federal Home Loan Mortgage Corp., Floating Rate Note -- 0.8%
                 5.420%, 2/4/1997                                                                 29,971,486
  510,065,000 (a)Federal National Mortgage Association, Discount Note -- 14.2%
                 5.364% - 5.745%, 2/28/1997 - 7/30/1997                                          503,460,731
  247,500,000 (b)Federal National Mortgage Association, Floating Rate Note -- 6.9%
                 4.985% - 5.430%, 2/4/1997 - 2/18/1997                                           247,432,518
   13,500,000 Student Loan Marketing Association -- 0.4%
                 5.620%, 6/30/1997                                                                13,480,331
  180,125,000 (b)Student Loan Marketing Association, Floating Rate Note -- 5.0%
                 5.340% - 5.450%, 2/4/1997                                                       180,048,601

GOVERNMENT OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                        VALUE
 SHORT-TERM OBLIGATIONS -- CONTINUED
 $218,665,000 (b)Housing Urban Development, Floating Rate Note -- 6.2%
                 5.763%, 3/1/1997                                                           $    218,665,000
   13,000,000 (a)U.S. Treasury Bill -- 0.4%
                 5.665%, 8/21/1997                                                                12,610,953
  196,000,000    U.S. Treasury Notes -- 5.5%
                 5.625% - 8.500%, 3/31/1997 - 9/30/1997                                          196,320,812
                   TOTAL SHORT-TERM OBLIGATIONS                                                1,709,128,303
 (C)REPURCHASE AGREEMENTS -- 51.8%
  175,000,000    Bear, Stearns and Co., 5.650%, dated 1/31/1997, due 2/3/1997                    175,000,000
   50,000,000    CIBC Wood Gundy Securities Corp., 5.610%, dated 1/31/1997,
                 due 2/3/1997                                                                     50,000,000
   35,000,000    Deutsche Bank Government Securities, Inc., 5.600%, dated
                 1/31/1997, due 2/3/1997                                                          35,000,000
  150,000,000    Goldman Sachs Group, LP, 5.630%, dated 1/31/1997, due 2/3/1997                  150,000,000
  265,000,000    HSBC Securities, Inc., 5.650%, dated 1/31/1997, due 2/3/1997                    265,000,000
  100,000,000    J.P. Morgan & Co., Inc., 5.600%, dated 1/31/1997, due 2/3/1997                  100,000,000
  175,000,000    Nikko Securities, 5.650%, dated 1/31/1997, due 2/3/1997                         175,000,000
  175,000,000    Nomura Securities International, Inc., 5.650%, dated 1/31/1997,
                   due 2/3/1997                                                                  175,000,000
  160,000,000    Smith Barney, Inc., 5.650%, dated 1/31/1997, due 2/3/1997                       160,000,000
   20,000,000    State Street Bank and Trust Co., 5.550%, dated 1/31/1997,
                   due 2/3/1997                                                                   20,000,000
   28,800,000    Swiss Bank Capital Markets, 5.570%, dated 1/31/1997, due 2/3/1997                28,800,000
  100,000,000    UBS Securities, Inc., 5.620%, dated 1/31/1997, due 2/3/1997                     100,000,000
   90,000,000 (d)Goldman Sachs Group, LP, 5.330%, dated 1/24/1997, due 3/25/1997                  90,000,000
   50,000,000 (d)Goldman Sachs Group, LP, 5.370%, dated 12/2/1996, due 2/3/1997                   50,000,000
   78,000,000 (d)J.P. Morgan & Co., Inc., 5.330%, dated 1/13/1997, due 3/17/1997                  78,000,000

GOVERNMENT OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                        VALUE
 (C)REPURCHASE AGREEMENTS -- CONTINUED
 $ 53,000,000 (d)Merrill Lynch, Pierce, Fenner and Smith, 5.340%, dated 1/30/1997,
                        due 4/1/1997                                                          $   53,000,000
   82,000,000 (d)Morgan Stanley Group, Inc., 5.430%, dated 12/30/1996,
                        due 2/28/1997                                                             82,000,000
   53,000,000 (d)UBS Securities, Inc., 5.350%, dated 1/30/1997, due 4/1/1997                      53,000,000
                         TOTAL REPURCHASE AGREEMENTS                                           1,839,800,000
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                             $3,548,928,303


(a) Each issue shows the rate of discount at time of purchase.

(b) Floating rate note with current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($3,549,608,669) at January 31, 1997.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                      $ 1,839,800,000
 Investments in securities                                                   1,709,128,303
  Total investments in securities, at amortized cost and value                                  $  3,548,928,303
 Cash                                                                                                  2,599,882
 Income receivable                                                                                    12,990,830
  Total assets                                                                                     3,564,519,015
 LIABILITIES:
 Income distribution payable                                                    14,481,491
 Accrued expenses                                                                  428,855
  Total liabilities                                                                                   14,910,346
 Net Assets for 3,549,608,669 shares outstanding                                                $  3,549,608,669
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $2,683,453,137 / 2,683,453,137 shares outstanding                                                         $1.00
 INSTITUTIONAL SERVICE SHARES:
 $866,155,532 / 866,155,532 shares outstanding                                                             $1.00


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                             $   85,549,183
 EXPENSES:
 Investment advisory fee                                                           $    3,142,744
 Administrative personnel and services fee                                              1,187,284
 Custodian fees                                                                           140,182
 Transfer and dividend disbursing agent fees and expenses                                  52,235
 Directors'/Trustees' fees                                                                 10,281
 Auditing fees                                                                              6,719
 Legal fees                                                                                 9,722
 Portfolio accounting fees                                                                128,778
 Shareholder services fee -- Institutional Shares                                       2,927,401
 Shareholder services fee -- Institutional Service Shares                               1,001,030
 Share registration costs                                                                 130,347
 Printing and postage                                                                       9,734
 Insurance premiums                                                                        13,842
 Taxes                                                                                      8,636
 Miscellaneous                                                                              6,894
     Total expenses                                                                     8,775,829
 Waivers --
     Waiver of investment advisory fee                            $ (1,635,513)
     Waiver of shareholder services fee -- Institutional Shares     (2,927,401)
       Total waivers                                                                   (4,562,914)
         Net expenses                                                                                      4,212,915
         Net investment income                                                                        $   81,336,268


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS
                                                                             ENDED
                                                                          (UNAUDITED)           YEAR ENDED
                                                                           JANUARY 31,            JULY 31,
                                                                              1997                 1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                  $     81,336,268    $       135,465,845
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                       (61,355,618)          (108,299,075)
  Institutional Service Shares                                               (19,980,650)           (27,166,770)
  Change in net assets resulting from distributions to
  shareholders                                                               (81,336,268)          (135,465,845)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                             10,066,767,827         14,537,344,438
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                       20,944,159             39,437,151
 Cost of shares redeemed                                                  (9,423,376,231)       (13,957,129,903)
  Change in net assets resulting from share transactions                     664,335,755            619,651,686
  Change in net assets                                                       664,335,755            619,651,686
 NET ASSETS:
 Beginning of period                                                       2,885,272,914          2,265,621,228
 End of period                                                          $  3,549,608,669    $     2,885,272,914


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SIX MONTHS
                          ENDED
                       (UNAUDITED)
                       JANUARY 31,                               YEAR ENDED JULY 31,
                          1997         1996        1995      1994       1993      1992      1991      1990(A)
 NET ASSET VALUE,
 BEGINNING
 OF PERIOD               $ 1.00      $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00     $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
   Net investment          0.03        0.05        0.05       0.03       0.03      0.05      0.07       0.03
   income
 LESS DISTRIBUTIONS
   Distributions
   from net
   investment             (0.03)      (0.05)      (0.05)     (0.03)     (0.03)    (0.05)    (0.07)     (0.03)
   income
 NET ASSET VALUE,
 END OF PERIOD           $ 1.00      $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00     $ 1.00
 TOTAL RETURN(B)           2.67%       5.55%       5.57%      3.41%      3.22%     4.70%     7.20%      2.80%
 RATIOS TO AVERAGE
 NET ASSETS
   Expenses                0.20%*      0.20%       0.20%      0.20%      0.20%     0.20%     0.20%      0.20%*
   Net investment
   income                  5.24%*      5.41%       5.58%      3.38%      3.16%     4.55%     6.77%      8.24%*
   Expense waiver/
   reimbursement(c)        0.35%*      0.36%       0.40%      0.15%      0.11%     0.12%     0.22%      0.34%*
 SUPPLEMENTAL DATA
   Net assets, end
   of period
   (000 omitted)     $2,683,453  $2,182,999  $1,926,516   $763,879   $707,146  $679,533  $331,454   $148,598


  * Computed on an annualized basis.

(a) Reflects operations for the period from March 31, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS
                                                                     ENDED
                                                                  (UNAUDITED)             YEAR ENDED
                                                                  JANUARY 31,              JULY 31,
                                                                     1997            1996          1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 1.00           $ 1.00         $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.03             0.05           0.05
 LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.03)           (0.05)         (0.05)
 NET ASSET VALUE, END OF PERIOD                                     $ 1.00           $ 1.00         $ 1.00
 TOTAL RETURN(B)                                                      2.54%            5.29%          5.31%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.45%*           0.45%          0.45%*
  Net investment income                                               4.99%*           5.14%          5.63%*
  Expense waiver/reimbursement(c)                                     0.10%*           0.11%          0.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $866,156         $702,274       $339,105


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1997, capital paid-in aggregated $3,549,608,669. Transactions in shares were as follows:

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                               JANUARY 31,          YEAR ENDED
                                                                                  1997            JULY 31, 1996
 INSTITUTIONAL SHARES                                                            SHARES               SHARES
 Shares sold                                                                  7,477,635,480       11,676,332,015
 Shares issued to shareholders in payment of distributions declared              14,117,831           27,600,308
 Shares redeemed                                                             (6,991,298,730)     (11,447,449,600)
  Net change resulting from Institutional Share transactions                    500,454,581          256,482,723
                                                                               SIX MONTHS
                                                                                  ENDED
                                                                               JANUARY 31,          YEAR ENDED
                                                                                  1997            JULY 31, 1996
 INSTITUTIONAL SERVICE SHARES                                                    SHARES               SHARES
 Shares sold                                                                  2,589,132,347        2,861,012,423
 Shares issued to shareholders in payment of distributions declared               6,826,328           11,836,843
 Shares redeemed                                                            (2,432,077,501)      (2,509,680,303)
  Net change resulting from Institutional Service Share transactions            163,881,174          363,168,963
   Net change resulting from share transactions                                 664,335,755          619,651,686


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
J. Crilley Kelly
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

GOVERNMENT
OBLIGATIONS
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JANUARY 31, 1997

[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779
Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 60934N104
Cusip 60934N807
1022001 (3/97)



PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Government Obligations Tax-Managed Fund for the six-month period ended January 31, 1997. First, you will find an investment review on the short-term government market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares and Institutional Service Shares each totaled $0.02 per share. At the end of the period, net assets reached $878.4 million.

Government Obligations Tax-Managed Fund helps your cash pursue daily dividends, a high level of liquidity, and a stable net asset value of $1.00.* In addition, the fund's portfolio of U.S. government securities is managed so that dividends are exempt from state and local income taxes.**

Thank you for participating in the daily earning power of this high-quality, tax-advantaged money market mutual fund. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
March 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

** Income may be subject to the federal alternative minimum tax. Unless otherwise exempt, shareholders are required to pay federal income tax on dividends.

INVESTMENT REVIEW


Government Obligations Tax-Managed Fund, which is rated AAAm* by Standard & Poor's Ratings Group and Aaa* by Moody's Investors Service, Inc., is invested in U.S. Treasury and U.S. government agency obligations only. The fund invests in issues of the Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Tennessee Valley Authority, and maintains a small Treasury position for liquidity purposes. The fund does not invest in repurchase agreements, and is managed to provide distributions which may be exempt from state and local taxes.

Over the six months ended January 31, 1997, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that exceeded the 21/2% pace thought to be the non-inflationary potential. Confronted with persistent strength in the interest rate-sensitive sectors, the Fed stuck to its belief that economic growth would return to a more moderate pace. Early in the period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. When signs of the long-awaited slowdown finally began to emerge, the market then fretted that it might not be occurring quickly enough to prevent the need for the Fed to tighten in order to ward off inflationary pressures. By the end of the reporting period, however, the market calmed itself once more as growth in employment and housing moderated and inflation remained tame. While the advance release for fourth quarter Gross Domestic Product was a robust 4.7%, it was boosted by net exports and a number of one-time factors, and the underlying fundamentals point to more sedate growth in the first quarter. Overall, the federal funds target rate remained unchanged over the period, at 5.25%, where it has been since late January 1996.

Movements in interest rates early in the period reflected the market uncertainty. The yield on the three-month Treasury bill peaked at 5.35% in early September amid fears that the robust economy might spark inflation -- particularly in the face of tight labor market conditions. The yield then plunged to 5% in late September/early October as signs of tempered growth began to appear and relief finally took hold. The yield then rebounded to a more realistic 5.15%, and traded within a fairly narrow range -- with the exception of a technically-driven drop at year-end -- for the remainder of the reporting period as the market embraced the idea that the Fed was likely to be on hold indefinitely. Overall, the yields at the front end of the Treasury yield curve ended the period 16 to 26 basis points lower, reflecting the market's retreat from expectations of an imminent tightening in monetary policy.

* An AAAm rating is obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's Ratings Group monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

The fund remained targeted in a 35 to 45 day average maturity target range throughout the reporting period, essentially a neutral positioning for the fund, and moved its positioning within that range according to the relative value opportunities offered in the market. Inflows of temporary cash late in the reporting period caused the average maturity of the fund to fall temporarily below the established target range. We maintained the fund's barbelled structure, which continued to provide a competitive yield. About 25% of the fund is invested in U.S. government agency floating rate notes, including a position in a Student Loan Marketing Association master note which helps to provide liquidity for the fund. This floating rate position is combined with short-term agency discount notes to comprise the short end of the barbell. The fund combines this short position with Treasury and agency securities with longer maturities of 6 to 12 months.

The Fed is likely to be fairly content with the present trend of moderating growth and benign inflation, and, in our opinion, should not be moved to change monetary policy in the near term. We expect that they will continue to keep a watchful eye on potential inflationary pressures, however, in light of continued tight labor market conditions. We would expect the front end of the market to continue to be range-bound with a slight positive slope, and we will likely maintain our current neutral positioning. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. government market.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 GOVERNMENT AGENCIES -- 105.3%
 $             3,000,000 Federal Farm Credit Bank Notes, 5.600%, 6/3/1997                       $       2,998,593
              48,875,000 (a)Federal Farm Credit Bank, Discount Notes, 5.323% - 5.371%,
                         2/12/1997 - 5/20/1997                                                         48,614,237
              35,000,000 (b)Federal Farm Credit Bank, Floating Rate Notes, 5.050% - 5.300%,
                         2/4/1997 - 3/1/1997                                                           34,976,412
               6,600,000 Federal Home Loan Bank Notes, 5.460% - 5.710%,
                         11/18/1997 - 12/12/1997                                                        6,597,042
             396,970,000 (a)Federal Home Loan Bank, Discount Notes, 5.313% - 5.735%,
                         2/3/1997 - 7/10/1997                                                         395,023,802
              37,000,000 (b)Federal Home Loan Bank, Floating Rate Notes, 5.258% - 5.310%,
                         2/4/1997 - 3/4/1997                                                           36,982,281
               2,500,000 Student Loan Marketing Association, 5.620%, 6/30/1997                          2,496,358
             215,000,000 (a)Student Loan Marketing Association, Discount Notes,
                         5.342% - 5.569%, 2/3/1997 - 3/31/1997                                        214,484,119
              83,565,000 (b)Student Loan Marketing Association, Floating Rate Notes,
                         5.345% - 5.550%, 2/4/1997                                                     83,516,159
              74,200,000 Student Loan Marketing Association, Floating Rate Master Notes,
                         5.325%, 2/4/1997                                                              74,200,000
              25,000,000 (a)Tennessee Valley Authority, Discount Notes, 5.302% - 5.363%,
                         2/11/1997 - 3/25/1997                                                         24,872,212
                          TOTAL GOVERNMENT AGENCIES                                                   924,761,215


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 U.S. TREASURY OBLIGATIONS -- 4.2%
                         U.S. TREASURY BILLS -- 0.2%
 $             2,000,000 (a)5.666%, 8/21/1997                                                   $       1,940,147
                         U.S. TREASURY NOTES -- 4.0%
              35,000,000 5.625% - 6.875%, 3/31/1997 - 9/30/1997                                        35,072,007
                          TOTAL U.S. TREASURY OBLIGATIONS                                              37,012,154
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                              $     961,773,369


(a) The issue shows the rate of discount at time of purchase.

(b) Current rate and next reset date shown.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($878,444,002) at January 31, 1997.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                                    $   961,773,369
 Cash                                                                                                  1,794,276
 Income receivable                                                                                     1,998,982
 Deferred expenses                                                                                        95,795
   Total assets                                                                                      965,662,422
 LIABILITIES:
 Payable for investments purchased                                            $    83,397,937
 Income distribution payable                                                        3,544,061
 Accrued expenses                                                                     276,422
   Total liabilities                                                                                  87,218,420
 NET ASSETS for 878,444,002 shares outstanding                                                   $   878,444,002
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $315,529,090 / 315,529,090 shares outstanding                                                             $1.00
 INSTITUTIONAL SERVICE SHARES:
 $562,914,912 / 562,914,912 shares outstanding                                                             $1.00


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                   $  17,864,699
 EXPENSES:
 Investment advisory fee                                                        $  662,619
 Administrative personnel and services fee                                         250,312
 Custodian fees                                                                     46,000
 Transfer and dividend disbursing agent fees and expenses                           18,196
 Directors'/Trustees' fees                                                           1,472
 Auditing fees                                                                       5,244
 Legal fees                                                                          1,288
 Portfolio accounting fees                                                          62,891
 Shareholder services fee -- Institutional Shares                                  293,129
 Shareholder services fee -- Institutional Service Shares                          535,144
 Share registration costs                                                           50,600
 Printing and postage                                                               15,088
 Insurance premiums                                                                  3,312
 Taxes                                                                                 184
 Miscellaneous                                                                       3,772
     Total expenses                                                              1,949,251
 Waivers --
     Waiver of investment advisory fee                              $ (443,805)
     Waiver of shareholder services fee -- Institutional Shares       (293,129)
         Total waivers                                                            (736,934)
                  Net expenses                                                                  1,212,317
                   Net investment income                                                    $  16,652,382


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS
                                                               ENDED
                                                            (UNAUDITED)             YEAR ENDED
                                                            JANUARY 31,               JULY 31,
                                                               1997                     1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                   $     16,652,382        $    17,665,003
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                         (6,078,680)            (6,666,528)
  Institutional Service Shares                                (10,573,702)           (10,998,475)
  Change in net assets resulting from distributions to        (16,652,382)           (17,665,003)
  shareholders
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                               1,412,244,415          1,393,097,071
 Net asset value of shares issued to shareholders in
 payment of
 distributions declared                                         2,925,180              2,785,115
 Cost of shares redeemed                                   (1,068,666,091)          (943,176,795)
  Change in net assets resulting from share transactions      346,503,504            452,705,391
  Change in net assets                                        346,503,504            452,705,391
 NET ASSETS:
 Beginning of period                                          531,940,498             79,235,107
 End of period                                           $    878,444,002        $   531,940,498


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)             YEAR ENDED
                                                                 JANUARY 31,              JULY 31,
                                                                     1997           1996          1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 1.00         $ 1.00         $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.02           0.05           0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.02)         (0.05)         (0.01)
 NET ASSET VALUE, END OF PERIOD                                     $ 1.00         $ 1.00         $ 1.00
 TOTAL RETURN(B)                                                      2.63%          5.50%          0.94%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.20%*         0.17%          0.20%*
  Net investment income                                               5.18%*         5.28%          5.78%*
  Expense waiver/reimbursement(c)                                     0.38%*         0.44%          0.65%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $315,529       $199,243         $3,070


* Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)                  YEAR ENDED
                                                                 JANUARY 31,                   JULY 31,
                                                                     1997          1996         1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                              $ 1.00         $ 1.00        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.02           0.05          0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income                          (0.02)         (0.05)        (0.01)
 NET ASSET VALUE, END OF PERIOD                                    $ 1.00         $ 1.00        $ 1.00
 TOTAL RETURN(B)                                                     2.51%          5.23%         0.95%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           0.45%*         0.42%         0.45%*
  Net investment income                                              4.94%*         5.00%         5.55%*
  Expense waiver/reimbursement(c)                                    0.13%*         0.19%         0.40%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                        $562,915       $332,698       $76,165

* Computed on an annualized basis.

(a) Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1997, capital paid-in aggregated $878,444,002.

Transactions in shares were as follows:

                                                                                   SIX MONTHS
                                                                                      ENDED           YEAR ENDED
                                                                                   JANUARY 31,         JULY 31,
                                                                                      1997               1996
 INSTITUTIONAL SHARES                                                                SHARES             SHARES
 Shares sold                                                                       394,847,531       570,331,953
 Shares issued to shareholders in payment of distributions declared                  2,031,702         2,591,398
 Shares redeemed                                                                  (280,592,994)     (376,750,642)
  Net change resulting from Institutional Share transactions                       116,286,239       196,172,709
                                                                                   SIX MONTHS
                                                                                      ENDED           YEAR ENDED
                                                                                   JANUARY 31,         JULY 31,
                                                                                      1997               1996
 INSTITUTIONAL SERVICE SHARES                                                        SHARES             SHARES
 Shares sold                                                                     1,017,396,884       822,765,118
 Shares issued to shareholders in payment of distributions declared                    893,478           193,717
 Shares redeemed                                                                  (788,073,097)     (566,426,153)
  Net change resulting from Institutional Service Share transactions               230,217,265       256,532,682
   Net change resulting from share transactions                                    346,503,504       452,705,391


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Administrative Services, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational expenses of $26,061 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following effective date. For the period ended January 31, 1997, the Fund paid $0 pursuant to this agreement.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
J. Crilley Kelly
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JANUARY 31, 1997

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779
Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 60934N856
Cusip 60934N849
G01611-01 (3/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Obligations Fund, which covers the six-month period ended January 31, 1997. First, you will find an investment review on the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares and Institutional Service Shares each totaled $0.03 per share. At the end of the period, net assets stood at $4.5 billion.

In Prime Obligations Fund, your ready cash is at work pursuing daily income along with the additional advantages of daily liquidity and stability of principal.* At the end of the period, the fund's portfolio was invested across a wide range of high-quality, short-term money market securities, including commercial paper (44.8%), variable rate instruments (25.6%), certificates of deposit (9.7%), corporate notes (6.8%), and repurchase agreements (5.4%).

Thank you for your confidence in the daily earning power of Prime
Obligations Fund. As always, your questions and comments are welcome.

Sincerely,

[Graphic]

J. Christopher Donahue
President
March 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Prime Obligations Fund invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

U.S. economic growth has slowed in a nearly ideal fashion. Labor markets are still tight, but monthly payroll gains have downshifted from 233,000 per month in the first half of 1996 to 171,000 over the second half. Home building has slowed as well. Offsetting this consumer slowdown, however, is a strengthening manufacturing sector. The National Association of Purchasing Managers Index* has decreased to 52.0% for January, but industrial production and capacity utilization remain high. So while the economy remains mixed, overall it appears to be advancing at a moderate and sustainable pace.

The lingering concern is that tight labor markets and gently rising wage pressures will prove inflationary. To date, however, price pressures have been evident only in the food and energy sectors. Elsewhere in the economy systematic price pressures are largely absent. The consumer price index has risen at an annualized rate of just 2.9% over the past six months while the producer price index increased by 3.5% for the same period.

Thirty-day commercial paper started the period at 5.39% on August 1, 1996, and declined very modestly to 5.35% on January 31, 1997. This lack of movement reflects the 5.25% federal funds target maintained by the Federal Reserve Board (the "Fed") for the entire six-month time period.

The money market yield curve flattened substantially throughout the time period. One month commercial paper rates decreased 4 basis points while the six-month rates dropped 22 basis points, reflecting the complacent market attitude toward slow growth and low inflation.

The target average maturity range for the fund remained in the 35-45 day target range for the entire period, reflecting a neutral position regarding Fed policy. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 1997, the net assets of the fund increased from $4,329.6 to $4,537.6 million while the 7-day net yield increased from 5.25% to 5.28%** for Institutional Shares and from 5.00% to 5.03%** for Institutional Service Shares. The effective average maturity of the fund on January 31, 1997 was 43 days.

* The National Association of Purchasing Managers Index is a diffusion index that measures the economic activity of the largest manufacturers in the United States.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary.

PRIME OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 BANK NOTE -- 0.2%
                        BANKING -- 0.2%
 $           10,000,000 Harris Trust & Savings Bank, Chicago, 5.500%, 3/26/1997                  $      9,999,164
 CERTIFICATES OF DEPOSIT -- 9.7%
                        BANKING -- 9.7%
            135,000,000 Abbey National Treasury Services, PLC, (Guaranteed by Abbey
                        National Bank PLC, London), 5.410% - 5.450%, 5/27/1997                        134,992,566
             25,000,000 Australia & New Zealand Banking Group, Melbourne,
                        5.430%, 5/6/1997                                                               25,000,749
             23,000,000 Bank of Scotland, Edinburgh, 5.480%, 6/5/1997                                  22,995,631
            150,000,000 Banque Nationale de Paris, 5.375%, 2/27/1997                                  150,000,534
             21,000,000 Dresdner Bank AG, Frankfurt, 5.026%, 2/26/1997                                 20,999,435
             61,500,000 Mellon Bank N.A., Pittsburgh, 5.410% - 5.620%, 2/18/1997 - 5/14/1997           61,500,000
             23,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                        Handelsbanken, Stockholm), 5.420%, 5/27/1997                                   23,000,598
                         TOTAL CERTIFICATES OF DEPOSIT                                                438,489,513
 (A)COMMERCIAL PAPER -- 44.8%
                        BANKING -- 15.8%
              5,000,000 ABN AMRO Bank N.V., Amsterdam, 5.794%, 3/6/1997                                 4,974,196
             46,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey National Bank
                        PLC, London), 5.402% - 5.626%, 3/11/1997 - 4/2/1997                            45,660,916
            114,500,000 Bank of Nova Scotia, Toronto, 5.393% - 5.434%, 3/6/1997 - 3/17/1997           113,860,261
              6,680,000 Benedictine Health System, (Lasalle National Bank, Chicago LOC),
                        5.578%, 4/14/1997                                                               6,606,520
              7,900,000 City of Cleveland, (Union Bank of Switzerland, Zurich LOC,
                        Credit Suisse, Zurich LOC), 5.560%, 2/4/1997                                    7,900,000
             35,000,000 Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG,
                        Frankfurt), 5.709%, 3/18/1997                                                  34,757,187
             50,000,000 Commonwealth Bank of Australia, Sydney, 5.560%, 2/28/1997                      49,797,125


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 (A)COMMERCIAL PAPER -- CONTINUED
                        BANKING -- CONTINUED
 $           25,000,000 Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S),
                        5.530%, 7/17/1997                                                        $     24,379,806
             75,000,000 Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank, AG),
                        5.404%, 3/12/1997                                                              74,566,938
            108,000,000 National Australia Funding, Inc., (Guaranteed by National Australia
                        Bank, Ltd., Melbourne), 5.423% - 5.551%, 2/4/1997 - 4/17/1997                 107,573,621
             97,540,000 Societe Generale North America, Inc., (Guaranteed by Societe
                        Generale, Paris), 5.500% - 5.708%, 2/7/1997 - 4/9/1997                         96,759,912
            152,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                        Handelsbanken, Stockholm), 5.424% - 5.531%, 2/10/1997 - 7/25/1997             149,777,223
                         Total                                                                        716,613,705
                        BROKERAGE -- 4.8%
              1,000,000 Goldman Sachs Group, L.P., 5.583%, 2/3/1997                                       999,690
            218,000,000 Merrill Lynch & Co., Inc., 5.371% - 5.423%, 2/11/1997 - 4/24/1997             216,493,468
                         Total                                                                        217,493,158
                        FINANCE - AUTOMOTIVE -- 1.8%
             80,000,000 Ford Motor Credit Corp., 5.427% - 5.428%, 3/13/1997 - 3/14/1997                79,521,200
                        FINANCE - COMMERCIAL -- 13.1%
             19,000,000 Alpha Finance Corp., Ltd., 5.383% - 5.389%, 2/13/1997                          18,966,338
            232,000,000 Asset Securitization Cooperative Corp., 5.408% - 5.438%,
                        3/5/1997 - 4/25/1997                                                          229,954,639
             54,700,000 Beta Finance, Inc., 5.402% - 5.775%, 3/3/1997 - 6/13/1997                      54,267,028
             70,000,000 CIT Group Holdings, Inc., 5.381% - 5.523%, 2/3/1997 - 2/11/1997                69,943,483
             51,100,000 CXC, Inc., 5.382% - 5.435%, 2/12/1997 - 4/21/1997                              50,763,049
              3,200,000 Corporate Asset Funding Co., Inc. (CAFCO), 5.542%, 2/6/1997                     3,197,604
             55,000,000 General Electric Capital Corp., 5.508% - 5.784%, 3/6/1997 - 4/10/1997          54,468,019
             70,231,000 Greenwich Funding Corp., 5.384% - 5.519%, 2/28/1997 - 4/22/1997                69,609,488
             44,950,000 PREFCO-Preferred Receivables Funding Co., 5.421% - 5.783%,
                        2/28/1997 - 3/11/1997                                                          44,715,358
                         Total                                                                        595,885,006


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 (A)COMMERCIAL PAPER -- CONTINUED
                        FINANCE - RETAIL -- 7.4%
 $           35,000,000 American Express Credit Corp., 5.434%, 6/10/1997                         $     34,336,546
             38,100,000 American General Finance Corp., 5.503%, 2/3/1997                               38,088,358
             90,000,000 Associates Corp. of North America, 5.380% - 5.503%,
                        2/3/1997 - 2/21/1997                                                           89,919,611
             50,000,000 Beneficial Corp., 5.423%, 3/7/1997                                             49,748,778
             59,000,000 McKenna Triangle National Corp., 5.377% - 5.446%,
                        2/25/1997 - 4/17/1997                                                          58,634,583
             51,000,000 New Center Asset Trust, A1+/P1 Series, 5.527% - 5.581%,
                        2/7/1997 - 3/25/1997                                                           50,827,730
             15,000,000 Norwest Financial, Inc., 5.396%, 2/18/1997                                     14,962,317
                         Total                                                                        336,517,923
                        INSURANCE -- 0.2%
             10,775,000 AIG Funding, Inc., (Guaranteed by AIG), 5.472%, 2/3/1997                       10,771,726
                        OIL & OIL FINANCE -- 1.1%
             10,000,000 Chevron Transport Corp., (Guaranteed by Chevron Corp.), 5.434%,
                        4/11/1997                                                                       9,897,267
             20,000,000 Chevron U.K. Investment PLC, (Guaranteed by Chevron Corp.),
                        5.433%, 4/10/1997                                                              19,797,511
             20,000,000 Koch Industries, Inc., 5.583%, 2/3/1997                                        19,993,800
                         Total                                                                         49,688,578
                        PHARMACEUTICALS AND HEALTH CARE -- 0.6%
             26,000,000 Glaxo Wellcome PLC, 5.398%, 2/5/1997                                           25,984,631
                         TOTAL COMMERCIAL PAPER                                                     2,032,475,927
 GOVERNMENT AGENCIES -- 0.1%
                        FEDERAL HOME LOAN BANK NOTE -- 0.1%
              4,000,000 5.530%, 3/24/1997                                                               4,000,115
 SHORT-TERM NOTES -- 6.8%
                        BANKING -- 0.7%
             34,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust International,
                        PLC Swap Agreement), 5.788%, 7/23/1997                                         34,000,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 SHORT-TERM NOTES -- CONTINUED
                        BROKERAGE -- 2.2%
 $          100,000,000 (b)Goldman Sachs Group, L.P., 5.563%, 4/28/1997                          $    100,000,000
                        FINANCE - AUTOMOTIVE -- 1.7%
             10,000,000 Ford Credit Auto Lease Trust 1996-1, 5.451%, 11/15/1997                         9,999,213
              2,232,252 Nationsbank Auto Owner Trust 1996-A, 5.776%, 8/15/1997                          2,233,271
              6,757,373 Olympic Automobile Receivables Trust 1996-C, 5.616%, 9/15/1997                  6,757,373
              5,836,796 Olympic Automobile Receivables Trust 1996-D, 5.430%, 12/15/1997                 5,836,796
              3,567,989 WFS Financial Owner Trust 1996-C, 5.630%, 9/20/1997                             3,567,989
             46,600,000 WFS Financial Owner Trust 1996-D, 5.500%, 1/16/1998                            46,600,000
                         Total                                                                         74,994,642
                        FINANCE - COMMERCIAL -- 0.5%
             10,000,000 Beta Finance, Inc., 5.540%, 3/27/1997                                          10,000,000
             15,000,000 Cargill Lease Receivables Trust 1996-A, 5.613%, 12/20/1997                     15,000,000
                         Total                                                                         25,000,000
                        FINANCE - EQUIPMENT -- 1.6%
             61,018,080 Capita Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997                  61,018,116
              1,469,814 Navistar Financial 1996-A Owner Trust, 5.250%, 6/15/1997                        1,469,612
             11,390,934 Navistar Financial 1996-B Owner Trust, 5.490%, 11/20/1997                      11,390,934
                         Total                                                                         73,878,662
                        FINANCE - RETAIL -- 0.1%
              3,000,000 Beneficial Corp., 9.350%, 2/3/1997                                              3,000,530
                         TOTAL SHORT-TERM NOTES                                                       310,873,834
 (C)VARIABLE RATE INSTRUMENTS -- 25.6%
                        BANKING -- 18.8%
              6,315,000 500 South Front St. L.P., Series B, (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                             6,315,000
              6,100,000 Abbott Foods, Series 1996, (Huntington National Bank, Columbus,
                        OH LOC), 5.530%, 2/6/1997                                                       6,100,000
              5,580,000 Alabama State IDA, (Series 1994) Miltope Project, (First Alabama
                        Bank, Birmingham LOC), 5.530%, 2/6/1997                                         5,580,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 (C)VARIABLE RATE INSTRUMENTS -- CONTINUED
                        BANKING -- CONTINUED
 $            9,015,000 Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds,
                        (Amsouth Bank N.A., Birmingham LOC), 5.530%, 2/5/1997                    $      9,015,000
              8,285,000 Alexandria Executive Club L.P., (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                             8,285,000
              8,800,000 Arrow N.A., Inc., (Huntington National Bank, Columbus, OH LOC),
                        5.530%, 2/6/1997                                                                8,800,000
              7,000,000 Asset Holdings Corp. VII, (First Bank NA, Minneapolis LOC),
                        5.530%, 2/6/1997                                                                7,000,000
              3,500,000 Asset Holdings V, (Bayerische Vereinsbank AG, Munich LOC),
                        5.530%, 2/6/1997                                                                3,500,000
             16,500,000 Association of American Medical Colleges, (Guaranteed by Chase
                        Manhattan Bank N.A., New York), 5.530%, 2/5/1997                               16,500,000
             15,000,000 Australia & New Zealand Banking Group, Melbourne, 5.360%,
                        2/4/1997                                                                       14,997,283
              5,000,000 Bank One, Milwaukee, WI N.A., 5.270%, 2/4/1997                                  4,997,506
              4,000,000 Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica, Inc.
                        LOC), 5.500%, 2/6/1997                                                          4,000,000
             16,900,000 Beverly California Corp., (PNC Bank, N.A. LOC), 5.492%, 2/10/1997              16,900,000
              1,627,790 Bowling Green Manor L.P., (Huntington National Bank, Columbus,
                        OH LOC), 5.530%, 2/6/1997                                                       1,627,790
             17,400,000 CMH Funding, (Huntington National Bank, Columbus, OH LOC),
                        5.688%, 7/3/1997                                                               17,400,000
              7,008,000 Capital One Funding Corp., Series 1994-A, (Bank One, Columbus,
                        N.A. LOC), 5.450%, 2/6/1997                                                     7,008,000
             22,496,000 Capital One Funding Corp., Series 1995-A, (Bank One,
                        Indianapolis, IN LOC), 5.450%, 2/6/1997                                        22,496,000
             23,630,000 Capital One Funding Corp., Series 1995-B, (Bank One, Kentucky,
                        Louisville LOC), 5.450%, 2/6/1997                                              23,630,000
             19,932,000 Capital One Funding Corp., Series 1994-C, (Bank One, Cleveland, N.A.
                        LOC), 5.450%, 2/6/1997                                                         19,932,000
              9,288,000 Capital One Funding Corp., Series 1994-D, (Bank One, Kentucky,
                        Louisville LOC), 5.450%, 2/6/1997                                               9,288,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 (C)VARIABLE RATE INSTRUMENTS -- CONTINUED
                        BANKING -- CONTINUED
 $           22,174,000 Capital One Funding Corp., Series 1995-F, (Bank One, Cleveland, N.A.
                        LOC), 5.450%, 2/6/1997                                                   $     22,174,000
             11,800,000 Cloquet, MN, Series 1996-B Potlach Corp., (Credit Suisse, Zurich LOC),
                        5.550%, 2/5/1997                                                               11,800,000
              1,042,337 Clyde Manor L.P., (Huntington National Bank, Columbus, OH LOC),
                        5.530%, 2/6/1997                                                                1,042,337
              3,200,000 Columbia County, GA Development Authority, Series 1993, (SunTrust
                        Banks, Inc. LOC), 5.450%, 2/5/1997                                              3,200,000
              3,875,000 Eastwinds Investment, Ltd., (Huntington National Bank, Columbus,
                        OH LOC), 5.530%, 2/6/1997                                                       3,875,000
              7,015,000 Fort Craig Limited Partnership, (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                             7,015,000
              4,600,000 G.M.H. Enterprises, Inc., (Series 1995), (National City Bank,
                        Cleveland, OH LOC), 5.550%, 2/6/1997                                            4,600,000
              3,260,000 Gerken Materials, Inc., (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                             3,260,000
              2,350,000 Grote Family L.P., (Huntington National Bank, Columbus, OH LOC),
                        5.530%, 2/6/1997                                                                2,350,000
             12,165,000 Hunt Club Apartments, Inc., (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/5/1997                                            12,165,000
                900,000 Illinois Development Finance Authority, Series 1996B Nimlok Co.,
                        Project, (Bank One, Chicago LOC), 5.680%, 2/6/1997                                900,000
                245,000 Kenny, Donald R. and Cheryl A., (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                               245,000
              7,000,000 Kenny, Donald R. and Cheryl A., series 1995-A, (National City Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                             7,000,000
              7,960,000 Kenny, Donald R. and Cheryl A., series 1995-B, (Huntington National
                        Bank, Columbus, OH LOC), 5.530%, 2/6/1997                                       7,960,000
            157,000,000 Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche
                        Landesbank Girozentrale Swap Agreement), 5.442%, 2/18/1997                    157,000,000
              3,500,000 Manatee County, FL, IDRB Series 1996-A CFI Manufacturing Project,
                        (Barnett Bank, N.A. LOC), 5.688%, 2/6/1997                                      3,500,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 (C)VARIABLE RATE INSTRUMENTS -- CONTINUED
                        BANKING -- CONTINUED
 $            2,805,000 Midwest Funding Corp., Series 1991 A Class A-1, (Bank One,
                        Columbus, N.A. LOC), 5.450%, 2/6/1997                                    $      2,805,000
              2,528,000 Midwest Funding Corp., Series 1991 B, (Bank One, Columbus,
                        N.A. LOC), 5.450%, 2/6/1997                                                     2,528,000
              3,931,000 Midwest Funding Corp., Series 1991-C, (Bank One, Columbus,
                        N.A. LOC), 5.450%, 2/6/1997                                                     3,931,000
              4,032,000 Midwest Funding Corp., Series 1992-A, (Bank One, Columbus,
                        N.A. LOC), 5.450%, 2/6/1997                                                     4,032,000
              1,548,000 Midwest Funding Corp., Series 1992-B, (Bank One, Columbus,
                        N.A. LOC), 5.450%, 2/6/1997                                                     1,548,000
              3,662,000 Midwest Funding Corp., Series 1992-C, (Bank One, Columbus,
                        N.A. LOC), 5.450%, 2/6/1997                                                     3,662,000
             12,600,000 Mississippi Business Finance Corp., Choctaw Foods, Inc., (Rabobank
                        Nederland, Utrecht LOC), 5.450%, 2/5/1997                                      12,600,000
              8,130,000 Mississippi Business Finance Corp., Metalloy Project, (Comerica Bank,
                        Detroit, MI LOC), 5.530%, 2/6/1997                                              8,130,000
             12,000,000 Mississippi Business Finance Corp., Series 1994, (Wachovia Bank of
                        Georgia N.A., Atlanta LOC), 5.530%, 2/5/1997                                   12,000,000
              2,000,000 Mississippi Business Finance Corp., Series 1995 Plantation Pointe,
                        LP Project, (Amsouth Bank N.A., Birmingham LOC), 5.530%, 2/6/1997               2,000,000
              5,000,000 NUFUNDING, Inc., Series 1996, (Lasalle National Bank, Chicago LOC),
                        5.538%, 2/5/1997                                                                5,000,000
              3,000,000 Newbury Industrial Park, Series 1996, (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                             3,000,000
              2,860,000 Nova University, Inc. Lease Revenue Bonds, Series 1993 Miami
                        Dolphins Training Facility, (Sun Bank/South Florida LOC), 5.450%,
                        2/5/1997                                                                        2,860,000
              2,310,000 Orangeburg Convalescent Care Center, Inc., Series A 1995, (PNC Bank,
                        Kentucky LOC), 5.516%, 2/10/1997                                                2,310,000
              4,370,000 Primex Funding Corp., (Bank One, Indianapolis, IN LOC), 5.450%,
                        2/6/1997                                                                        4,370,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 (C)VARIABLE RATE INSTRUMENTS -- CONTINUED
                        BANKING -- CONTINUED
 $            4,000,000 REAL I Funding Corp., Casto Realty Investments Series 1996,
                        (Huntington National Bank, Columbus, OH LOC), 5.530%, 2/6/1997           $      4,000,000
              2,000,000 Richmond, IN, Holland Colors America Inc., (Bank One,
                        Indianapolis, IN LOC), 5.530%, 2/6/1997                                         2,000,000
             10,380,000 Roby Company Ltd. Partnership, (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                            10,380,000
             12,750,000 Rooker, J.W., (Wachovia Bank of Georgia N.A., Atlanta LOC), 5.530%,
                        2/5/1997                                                                       12,750,000
              6,000,000 SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co., New York
                        Swap Agreement), 5.550%, 3/1/1997                                               6,000,000
            105,000,000 SMM Trust, Series 1996-I, (Morgan Guaranty Trust Co., New York
                        Swap Agreement), 5.488%, 3/1/1997                                             105,000,000
             25,500,000 SMM Trust, Series 1996-L, (Morgan Guaranty Trust Co., New York
                        Swap Agreement), 5.472%, 2/18/1997                                             25,500,000
             35,000,000 SMM Trust, Series 1996-V, (Morgan Guaranty Trust Co., New York
                        Swap Agreement), 5.581%, 3/26/1997                                             35,000,000
                250,000 Scranton Times, L.P., (PNC Bank, N.A. LOC), 5.492%, 2/10/1997                     250,000
              6,205,000 Shenandoah Partners L.P., (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                             6,205,000
              3,750,000 Spitzer Group, Series 1996A, (Bank One, Cleveland, N.A. LOC),
                        5.530%, 2/6/1997                                                                3,750,000
              2,000,000 Spitzer Group, Series 1996B, (Bank One, Cleveland, N.A. LOC),
                        5.530%, 2/6/1997                                                                2,000,000
              5,315,000 Springfield Limited Series A, (Union Bank of Switzerland,
                        Zurich LOC), 5.450%, 2/6/1997                                                   5,315,000
             47,640,000 Terry Griffin Gate Partners, Ltd., Series 1995, (Bank One, Kentucky,
                        Louisville LOC), 5.530%, 2/5/1997                                              47,640,000
              6,000,000 Van Dyne Crotty Co., Series 1996, (Huntington National Bank,
                        Columbus, OH LOC), 5.530%, 2/6/1997                                             6,000,000
              3,076,000 Vista Funding Corp., (Bank One, Akron, N.A. LOC), 5.450%, 2/6/1997              3,076,000
              4,272,000 Vista Funding Corp., (Series 1994-A), (Fifth Third Bank of
                        Northwestern OH LOC), 5.530%, 2/6/1997                                          4,272,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 (C)VARIABLE RATE INSTRUMENTS -- CONTINUED
                        BANKING -- CONTINUED
 $           11,253,000 Vista Funding Corp., (Series 1995-B), (Fifth Third Bank of
                        Northwestern OH LOC), 5.530%, 2/6/1997                                   $     11,253,000
             10,164,000 Vista Funding Corp., (Series 1995-D), (Fifth Third Bank of
                        Northwestern OH LOC), 5.530%, 2/6/1997                                         10,164,000
              9,024,000 Vista Funding Corp., (Series 1995-E), (Bank One, Dayton, N.A. LOC),
                        5.530%, 2/6/1997                                                                9,024,000
              5,555,000 Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 5.530%,
                        2/6/1997                                                                        5,555,000
                991,431 Wauseon Manor II L.P., (Huntington National Bank, Columbus, OH
                        LOC), 5.530%, 2/6/1997                                                            991,431
              3,775,000 Wexner Heritage House, (Huntington National Bank, Columbus, OH
                        LOC), 5.530%, 2/6/1997                                                          3,775,000
              2,385,000 YMCA of Central OH, (Huntington National Bank, Columbus, OH
                        LOC), 5.530%, 2/6/1997                                                          2,385,000
                         Total                                                                        854,519,347
                        ELECTRICAL EQUIPMENT -- 0.5%
             22,613,059 Northwest Airlines, Inc., (Guaranteed by General Electric Co.),
                        5.468%, 2/10/1997                                                              22,613,059
                        FINANCE - RETAIL -- 0.8%
             37,000,000 Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1),
                        5.655%, 2/18/1997                                                              37,000,000
                        INSURANCE -- 2.9%
             30,000,000 (b)Peoples Security Life Insurance, 6.110%, 3/1/1997                           30,000,000
             10,000,000 (b)SunAmerica Life Insurance Co., 5.538%, 3/1/1997                             10,000,000
             89,000,000 Transamerica Occidental Life Insurance Company, 5.504%, 3/1/1997               89,000,000
                         Total                                                                        129,000,000
                        SHORT-TERM MUNICIPAL -- 0.9%
             10,000,000 Colorado Health Facilities Authority, National Benevolent Association
                        Series 1996C, (Kredietbank N.V., Brussels LOC), 5.720%, 11/1/1997               9,996,122
             25,700,000 (b)Columbus, OH, 5.655%, 2/6/1997                                              25,700,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 (C)VARIABLE RATE INSTRUMENTS -- CONTINUED
                        SHORT-TERM MUNICIPAL -- CONTINUED
 $            3,000,000 White Bear Lake, MN City of, (Series 1993), (Norwest Bank Minnesota,
                        Minneapolis LOC), 5.780%, 2/4/1997                                       $      3,000,000
                         Total                                                                         38,696,122
                        SOVEREIGN GOVERNMENT -- 1.7%
             78,000,000 (b)Short-Term Asset Corp., Secured Class F-1 Bonds, (GTD. by European
                        Bank for Reconstructions and Development), 5.442%, 2/13/1997                   78,000,000
                         TOTAL VARIABLE RATE INSTRUMENTS                                            1,159,828,528
 TIME DEPOSITS -- 6.4%
                        BANKING -- 6.4%
            150,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.625%, 2/3/1997                               150,000,000
            100,000,000 Deutsche Bank Cayman Island, 5.625%, 2/3/1997                                 100,000,000
             40,000,000 Mellon Bank N.A., Pittsburgh, 5.625%, 2/3/1997                                 40,000,000
                         TOTAL TIME DEPOSITS                                                          290,000,000
 U.S. TREASURY -- 1.1%
                        U.S. TREASURY NOTES -- 1.1%
             50,000,000 6.875%, 3/31/1997                                                              50,104,198
 (D)REPURCHASE AGREEMENTS -- 5.4%
            117,500,000 Bear, Stearns and Co., 5.580%, dated 1/31/1997, due 2/3/1997                  117,500,000
             37,650,000 Daiwa Securities America, Inc., 5.580%, dated 1/31/1997,
                        due 2/3/1997                                                                   37,650,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                              VALUE
 (D)REPURCHASE AGREEMENTS -- CONTINUED
 $           25,000,000 State Street Bank and Trust Co., 5.550%, dated 1/31/1997,
                        due 2/3/1997                                                             $     25,000,000
             66,500,000 UBS Securities, Inc., 5.530%, dated 1/31/1997, due 2/3/1997                    66,500,000
                         TOTAL REPURCHASE AGREEMENTS                                                  246,650,000
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                $  4,542,421,279


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1997, these securities amounted to $277,700,000 which represents 6.1% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($4,537,585,647) at January 31, 1997.

The following acronyms are used throughout this portfolio:

IDA -- Industrial Development Authority
IDRB -- Industrial Development Revenue Bond
LP -- Limited Partnership
LOC -- Letter of Credit
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                                  $ 4,542,421,279
 Cash                                                                                                  130,878
 Income receivable                                                                                  16,508,880
 Receivable for shares sold                                                                                 87
   Total assets                                                                                  4,559,061,124
 LIABILITIES:
 Income distribution payable                                                 $ 21,010,077
 Accrued expenses                                                                 465,400
   Total liabilities                                                                                21,475,477
 NET ASSETS for 4,537,585,647 shares outstanding                                               $ 4,537,585,647
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $3,071,617,407 / 3,071,617,407 shares outstanding                                                       $1.00
 INSTITUTIONAL SERVICE SHARES:
 $1,465,968,240 / 1,465,968,240 shares outstanding                                                       $1.00


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                         $  128,563,533
 EXPENSES:
 Investment advisory fee                                                           $   4,674,833
 Administrative personnel and services fee                                             1,766,081
 Custodian fees                                                                          206,964
 Transfer and dividend disbursing agent fees and expenses                                142,449
 Directors'/Trustees' fees                                                                17,208
 Auditing fees                                                                             6,992
 Legal fees                                                                               20,792
 Portfolio accounting fees                                                               182,625
 Shareholder services fee -- Institutional Shares                                      4,055,623
 Shareholder services fee -- Institutional Service Shares                              1,787,918
 Share registration costs                                                                144,124
 Printing and postage                                                                     10,120
 Insurance premiums                                                                       18,356
 Taxes                                                                                    48,024
 Miscellaneous                                                                            17,664
     Total expenses                                                                   13,099,773
 Waivers --
     Waiver of investment advisory fee                              $  (2,478,553)
     Waiver of shareholder services fee -- Institutional Shares        (4,055,623)
         Total waivers                                                                (6,534,176)
                  Net expenses                                                                         6,565,597
                   Net investment income                                                          $  121,997,936


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED
                                                                  (UNAUDITED)         YEAR ENDED
                                                                   JANUARY 31,          JULY 31,
                                                                      1997               1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                        $     121,997,936  $     201,522,995
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                              (85,896,292)      (161,912,538)
  Institutional Service Shares                                      (36,101,644)       (39,610,457)
   Change in net assets resulting from distributions
   to shareholders                                                 (121,997,936)      (201,522,995)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                    28,139,712,019     39,825,611,659
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                              28,484,157         61,968,216
 Cost of shares redeemed                                        (27,960,231,699)  (38,516,710,023)
  Change in net assets resulting from share transactions            207,964,477      1,370,869,852
   Change in net assets                                             207,964,477      1,370,869,852
 NET ASSETS:
 Beginning of period                                              4,329,621,170      2,958,751,318
 End of period                                                $   4,537,585,647  $   4,329,621,170


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                          JANUARY 31,                               YEAR ENDED JULY 31,
                             1997        1996        1995       1994        1993       1992      1991    1990(A)
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                     $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
 income                       0.03        0.05        0.06        0.03        0.03      0.05      0.07     0.03
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment income           (0.03)      (0.05)      (0.06)      (0.03)      (0.03)    (0.05)    (0.07)   (0.03)
 NET ASSET
 VALUE, END
 OF PERIOD                  $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)              2.68%       5.58%       5.65%       3.47%       3.25%     4.74%     7.30%    2.89%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                     0.20%*      0.20%       0.20%       0.20%       0.20%     0.20%     0.20%    0.20%*
 Net investment
 income                       5.30%*      5.43%       5.60%       3.47%       3.20%     4.53%     6.54%    8.21%*
 Expense waiver/
 reimbursement(c)             0.36%*      0.36%       0.38%       0.14%       0.09%     0.10%     0.24%    0.68%*
 SUPPLEMENTAL DATA
 Net assets, end
 of period
 (000 omitted)          $3,071,617  $3,032,602  $2,457,797  $1,250,979  $1,098,159  $917,418  $473,593  $34,777


* Computed on an annualized basis.

(a) Reflects operations for the period from March 26, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         SIX MONTHS
                                                            ENDED
                                                         (UNAUDITED)
                                                          JANUARY 31,               YEAR ENDED JULY 31,
                                                              1997           1996           1995       1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00         $ 1.00         $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.03           0.05           0.05        0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income                    (0.03)         (0.05)         (0.05)      (0.003)
 NET ASSET VALUE, END OF PERIOD                              $ 1.00         $ 1.00         $ 1.00      $ 1.00
 TOTAL RETURN(B)                                               2.56%          5.32%          5.38%       0.30%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.45%*         0.45%          0.45%       0.34%*
  Net investment income                                        5.05%*         5.13%          5.66%       4.68%*
  Expense waiver/reimbursement(c)                              0.11%*         0.11%          0.13%       0.14%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                $1,465,968     $1,297,019       $500,954      $9,387


* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Additional information on each restricted security held at January 31, 1997 is as follows:

   SECURITY                                                 ACQUISITION DATE     ACQUISITION COST
   Columbus, Ohio                                               1/30/1997           $ 25,700,000
   Goldman Sachs Group, L.P.                                    1/27/1997            100,000,000
   Peoples Security Life Insurance                               7/8/1996             30,000,000
   SALTS III Cayman Island Corp.                                1/23/1997             34,000,000
   Short Term Asset Corp., Secured Class F-1 Bonds               5/7/1997             78,000,000
   SunAmerica Life Insurance Co.                                5/28/1996             10,000,000


  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1997, capital paid-in aggregated $4,537,585,647.

Transactions in shares were as follows:

                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               JANUARY 31,          YEAR ENDED
                                                                                   1997            JULY 31, 1996
 INSTITUTIONAL SHARES                                                             SHARES              SHARES
 Shares sold                                                                  21,280,404,578      29,766,228,647
 Shares issued to shareholders in payment of distributions declared               19,298,916          45,035,407
 Shares redeemed                                                             (21,260,688,094)    (29,236,459,220)
  Net change resulting from Institutional Share transactions                      39,015,400         574,804,834
                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               JANUARY 31,          YEAR ENDED
                                                                                   1997            JULY 31, 1996
 INSTITUTIONAL SERVICE SHARES                                                     SHARES               SHARES
 Shares sold                                                                   6,859,307,441      10,059,383,012
 Shares issued to shareholders in payment of distributions declared                9,185,241          16,932,809
 Shares redeemed                                                              (6,699,543,605)     (9,280,250,803)
  Net change resulting from Institutional Service Share transactions             168,949,077         796,065,018
   Net change resulting from share transactions                                  207,964,477       1,370,869,852


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
J. Crilley Kelly
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

PRIME OBLIGATIONS FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JANUARY 31, 1997

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 60934N203
Cusip 60934N708
1022002 (3/97)

[Graphic]
PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Tax-Free Obligations Fund, which covers the six-month period ended January 31, 1997. First, you will find an investment review on the short-term tax-free market from the fund's portfolio manager. Following the investment review are the fund's portfolio of municipal bond investments and its financial statements.

Over the six-month reporting period, tax-free dividends paid to shareholders of Institutional Shares and Institutional Service Shares each totaled $0.02 per share. At the end of the period, net assets surpassed the $2 billion mark.

In Tax-Free Obligations Fund, your ready cash is at work pursuing daily income free of federal income tax* -- along with the additional advantages of daily liquidity and stability of principal** -- by investing in short-term municipal securities.

Thank you for your confidence in the daily earning power of Tax-Free Obligations Fund. As always, your questions and comments are welcome.

Sincerely,

[Graphic]

J. Christopher Donahue
President
March 15, 1997

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Tax-Free Obligations Fund invests in high-quality, short-term tax-exempt debt securities and seeks to maintain a stable net asset value of $1.00. The fund is rated AAA by Fitch Investors Service.* For the six-month reporting period ended January 31, 1997, the fund's net assets increased from $1.921 billion to $2.125 billion. As of January 31, 1997, the effective average maturity was 45 days.

Although the Federal Reserve Board (the "Fed") maintained a constant monetary policy over the semi-annual period ended January 31, 1997, the interest rate outlook was somewhat uncertain. The reason for the uncertainty was shifting sentiment regarding the strength of the U.S. economy. The overriding concern beginning in the third quarter of 1996 was the undue strength of the economy. The Fed was worried about rising consumer spending, gains in employment, and higher consumer prices. The economic strength initially appeared during the latter part of the second quarter of 1996 and influenced the interest rate environment through mid-July. As signs of a more benign economy emerged in early August, the market retreated from the view that the Fed would intervene. In their August meeting, the Fed cited an economic expansion that had "moderated somewhat" from the growth levels that were earlier influencing the economy. However, market expectations became inflationary again as signs of a tight labor market appeared. The inflationary concerns in the labor markets subsided in mid-September, and rates retreated until early December. From mid-December until the end of the period, rates rose steadily to reach a four-month high by the end of January.

Yields on short-term U.S. government securities reflected the volatile mood in the markets. By mid-August, the yield on the one-year Treasury bill index had fallen to the 5.60% level and rose to the 5.90's by September. Again the pattern repeated with the index falling to 5.40% by November 1996, and rising steadily to 5.62% by the end of January. The Bond Buyer One-Year Note Index** (the "Bond Buyer Index"), a proxy for the yields of one-year municipal notes, exhibited roughly the same behavior as the treasury index. The Bond Buyer Index began August at 3.92%, and ended January at 3.62%. During the period, the Bond Buyer Index averaged 66% of its treasury counterpart.

Over the course of the period, yields of tax exempt variable rate demand notes ("VRDNs") were affected by a number of factors, such as the overall uncertainty of the direction of rates as previously mentioned. Additionally, the technical factors of supply and demand imbalances due to bond and coupon money, tax payments, and 1996 fiscal year-end fund redemptions induced a measure of volatility to short-term tax-exempt rates, particularly VRDNs. For example, during the first week of December, excess demand from bond calls, maturities, and coupon payments resulted in the Public Securities Association ("PSA") Muni Swap rate,*** a proxy for VRDNs, falling from 3.55% to 3.12%. Rates then quickly reversed directions and the PSA Muni Swap rate gained 99 basis points from the first week to the fiscal year end -- peaking at 4.11%. The reversal was due to mid-December tax payments by corporations, as well as year-end tax selling by funds. Despite the volatility of December, the index averaged 67% of seven-day taxable paper.

As long as inflation remains benign, the Fed should be content to sit on the sidelines until confronted with signs of overriding strength or considerable weakness in economic growth. The average maturity of the fund will continue to be managed in accordance with our expectation for a stable monetary policy in the near term. The average maturity target of 45 to 50 days reflects our neutral stance. Nevertheless, we are vigilant in our watch of market developments to best serve our municipal money market clients.

* Fitch's money market fund ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as management strength and operational capabilities. This rating, however, is subject to change and does not remove market risks.

** The Bond Buyer's Index is a standard against which municipal bond yields are measured.

*** The Public Securities Association is an association of dealers, banks, and brokers underwriting municipal, U.S. government, and federal agency debt securities and dealers in mortgage-backed securities.

SHAREHOLDER MEETING RESULTS

A Special Meeting of the Shareholders of Tax-Free Money Market Fund (the "Portfolio"), a Portfolio of Lehman Brothers Institutional Funds Group Trust, was held on November 13, 1996. On October 11, 1996, the record date for shareholders voting at the meeting, there were 108,090,314 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                       ABSTENTIONS    WITHHELD
                                                       AND BROKER    AUTHORITY
 AGENDA ITEM                       FOR      AGAINST    NON-VOTES      TO VOTE

 1.To approve a proposed Agreement and Plan of Reorganization between Lehman
   Brothers Institutional Funds Group Trust, on behalf of the Portfolio, and Money Market Obligations Trust (the "Trust"), on behalf of its portfolio, Tax-Free Obligations Fund (the "Fund"), whereby the Trust would acquire all of the assets and known liabilities of the Portfolio in exchange for Institutional Shares and Institutional Service Shares of the Fund to be distributed pro rata by the Portfolio to holders of Class A Shares and Class B Shares, respectively, in complete liquidation of the Portfolio.

                                98,154,593      0          0             0

 2.Election of thirteen Trustees to serve until the next Annual Meeting of Shareholders and until their successors have been elected and qualified.

   John F. Donahue              98,154,593      0          0             0
   Thomas G. Bigley             98,154,593      0          0             0
   John T. Conroy, Jr.          98,154,593      0          0             0
   William J. Copeland          98,154,593      0          0             0
   J. Christopher Donahue       98,154,593      0          0             0
   James E. Dowd                98,154,593      0          0             0
   Lawrence D. Ellis, M.D.      98,154,593      0          0             0
   Edward L. Flaherty, Jr.      98,154,593      0          0             0
   Peter E. Madden              98,154,593      0          0             0
   Gregor F. Meyer              98,154,593      0          0             0
   John E. Murray, Jr.          98,154,593      0          0             0
   Wesley W. Posvar             98,154,593      0          0             0
   Marjorie P. Smuts            98,154,593      0          0             0

TAX-FREE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JANUARY 31, 1997 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- 100.0%
              ALABAMA -- 3.3%
 $  3,885,000 Alabama HFA, 1995 Series E Weekly VRDNs (Royal Gardens Apart-
              ments Project)/(SouthTrust Bank of Alabama, Birmingham LOC)                             $            3,885,000
    3,200,000 Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs
              (S.P. Hotel Company)/(Amsouth Bank N.A., Birmingham LOC)                                             3,200,000
    1,140,000 Birmingham, AL Special Care Facilities Financing Authority, Capital
              Improvement Revenue Bonds (Series 1995) Weekly VRDNs (Methodist
              Home for the Aging (AL))/(SouthTrust Bank of Alabama, Birmingham
              LOC)                                                                                                 1,140,000
      700,000 Bon Air, AL IDB Weekly VRDNs (Avondale Mills, Inc.)/(SunTrust
              Bank, Atlanta LOC)                                                                                     700,000
    3,500,000 Cherokee, AL IDB, IDR Refunding Bonds (Series 1993) Weekly VRDNs
              (BOC Group, Inc.)/(Wachovia Bank of Georgia NA, Atlanta LOC)                                         3,500,000
    3,295,000 Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
              (Homewood AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                                          3,295,000
      210,000 Huntsville, AL IDA Weekly VRDNs (Parkway Project (Huntsville,
              AL))/(First Alabama Bank, Birmingham LOC)                                                              210,000
    2,156,000 Irondale, AL IDB, Revenue Bonds (Series 1989) Weekly VRDNs
              (Collateral Mortgage, Ltd.)/(SouthTrust Bank of Alabama,
              Birmingham LOC)                                                                                      2,156,000
   12,000,000 Jefferson County, AL, GO Warrants (Series 1996) Weekly VRDNs
              (Bayerische Landesbank Girozentrale LOC)                                                            12,000,000
    6,000,000 Jefferson County, AL, Sewer Revenue Warrants (Series 1995-A)
              Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)                                                6,000,000
    1,385,000 Marshall County, AL, Special Obligation School Refunding Warrant
              (Series 1994) Weekly VRDNs (Marshall County, AL Board of
              Education)/(First Alabama Bank, Birmingham LOC)                                                      1,385,000
    2,500,000 Mobile, AL IDA Weekly VRDNs (McRae's Industries, Inc.)/
              (Nationsbank, N.A., Charlotte LOC)                                                                   2,500,000
    3,500,000 Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs (Alabama Power
              Co.)/(Alabama Power Co. GTD)                                                                         3,500,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              ALABAMA -- CONTINUED
 $  9,250,000 Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power
              Co.)/(Alabama Power Co. GTD)                                                            $            9,250,000
   10,000,000 Mobile, AL Port City Medical Clinic Board, Revenue Bonds (Series
              1992-A), 3.55% CP (Mobile, AL Infirmiary Association)/(Rabobank
              Nederland, Utrecht LOC), Mandatory Tender 5/14/1997                                                 10,000,000
    2,000,000 Montgomery, AL BMC Special Care Facilities Finance Authority,
              (Series 94A) Weekly VRDNs (Baptist Medical Center, AL)/(Amsouth
              Bank N.A., Birmingham LOC)                                                                           2,000,000
    1,335,000 Tuscaloosa County, AL Port Authority, (Series 1989A) Weekly VRDNs
              (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham
              LOC)                                                                                                 1,335,000
    1,180,000 Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994) Weekly
              VRDNs (Harco, Inc.)/(Amsouth Bank N.A., Birmingham LOC)                                              1,180,000
    2,900,000 Winfield, AL, Variable/Fixed Rate Industrial Revenue Bonds
              (Series 1984) Weekly VRDNs (Union Underwear Company, Inc.)/
              (Bank of Nova Scotia, Toronto LOC)                                                                   2,900,000
                Total                                                                                             70,136,000
              ALASKA -- 0.1%
      800,000 Alaska State Housing Finance Corp., General Mortgage Revenue
              Bonds, (1991 Series A) Weekly VRDNs (Credit Suisse, Zurich and
              Westdeutsche Landesbank Girozentrale LIQs)                                                             800,000
      430,000 North Slope Boro, AK, (Series G), 7.50% Bonds (AMBAC INS),
              6/30/1997                                                                                              436,131
                Total                                                                                              1,236,131
              ARIZONA -- 1.9%
    3,000,000 Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson
              Electric Power Co.)/(Barclays Bank PLC, London LOC)                                                  3,000,000
    4,000,000 Arizona Health Facilities Authority Weekly VRDNs (University
              Physicians, Inc.)/(Bank One, Arizona N.A. LOC)                                                       4,000,000
    6,800,000 Arizona Health Facilities Authority, Pooled Loan Program Revenue
              Bonds (Series 1985B) Weekly VRDNs (FGIC INS)/(Chase Manhattan
              Bank N.A., New York LIQ)                                                                             6,800,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              ARIZONA -- CONTINUED
 $  1,000,000 Arizona Insured Municipal Securities Trust, (Series 1996A) Weekly
              VRDNs (Chandler Street and Highway)/(MBIA INS)/(Norwest Bank
              Minnesota, Minneapolis LIQ)                                                             $            1,000,000
    1,500,000 Arizona Insured Municipal Securities Trust, (Series 1996C) Weekly
              VRDNs (Maricopa County, AZ University School District No. 93)/
              (FGIC INS)/(Norwest Bank Minnesota, Minneapolis LIQ)                                                 1,500,000
    1,250,000 Arizona Insured Municipal Securities Trust, (Series 1996E) Weekly
              VRDNs (Scottsdale (Memorial Hospitals))/(AMBAC INS)/(Norwest
              Bank Minnesota, Minneapolis LIQ)                                                                     1,250,000
   10,000,000 Coconino County, AZ Pollution Control Corporation, PCR Refunding
              Bonds (Series 1995E) Weekly VRDNs (Nevada Power Co.)/(Societe
              Generale, Paris LOC)                                                                                10,000,000
    1,000,000 Maricopa County, AZ School District 92, (Series 1996A), 4.40%
              TANs, 7/31/1997                                                                                      1,002,362
    2,000,000 Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power
              Co.)/(Barclays Bank PLC, London LOC)                                                                 2,000,000
   10,500,000 Pima County, AZ IDA, (Series A) Weekly VRDNs (Tucson Electric
              Power Co.)/(Barclays Bank PLC, London LOC)                                                          10,500,000
                Total                                                                                             41,052,362
              ARKANSAS -- 0.1%
    2,610,000 Arkansas Development Finance Authority, (CR-71) (Series 1987D),
              3.85% TOBs (FSA INS)/(Citibank NA, New York LIQ), Optional
              Tender 2/1/1997                                                                                      2,610,000
    1,000,000 Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/(PNC
              Bank, N.A. LOC)                                                                                      1,000,000
                Total                                                                                              3,610,000
              CALIFORNIA -- 6.7%
   12,700,000 California PCFA, (1996 Series G) Daily VRDNs (Pacific Gas &
              Electric Co.)                                                                                       12,700,000
   14,285,000 California Public Capital Improvements Financing Authority, Trust
              Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA Insurance
              Corporation INS)/(Bank of New York, New York LIQ)                                                   14,285,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              CALIFORNIA -- CONTINUED
 $ 22,000,000 California School Cash Reserve Program Authority, (Series A), 4.75%
              TRANs (MBIA INS), 7/2/1997                                                              $           22,078,852
    5,000,000 California School Cash Reserve Program Authority, (Series B), 4.50%
              TRANs (MBIA INS), 12/19/1997                                                                         5,038,191
    6,000,000 California State, (Series A), 4.50% RANs, 6/30/1997                                                  6,012,484
   31,000,000 California Statewide Communities Development Authority,
              (1996 Series A), 4.75% TRANs (FSA INS), 6/30/1997                                                   31,094,142
    4,300,000 Lompoc, CA, 4.125% TRANs, 6/30/1997                                                                  4,304,295
    5,000,000 Los Angeles County, CA Local Educational Agencies, (Series A), 4.75%
              TRANs (FSA INS), 6/30/1997                                                                           5,014,019
   26,000,000 Los Angeles County, CA Unified School District, 4.50% TRANs,
              6/30/1997                                                                                           26,076,629
    1,000,000 San Bernardino County, CA, 4.50% TRANs (Landesbank Hessen-
              Thueringen, Frankfurt and Toronto-Dominion Bank LOCs), 6/30/1997                                     1,002,456
   10,000,000 South Coast, CA Local Education Agencies, (Series 1996A), 4.75%
              TRANs, 6/30/1997                                                                                    10,026,639
    5,000,000 Vacaville Unified School District, CA, 4.375% TRANs, 7/1/1997                                        5,010,879
                Total                                                                                            142,643,586
              COLORADO -- 0.4%
    5,600,000 Colorado Health Facilities Authority Weekly VRDNs (Sisters of
              Charity Health Care System)                                                                          5,600,000
    2,825,000 Denver (City & County), CO, 4.10% TOBs (Blake Street Compendium)/
              (Norwest Bank Minnesota, Minneapolis LOC), Optional Tender
              12/15/1997                                                                                           2,825,000
                Total                                                                                              8,425,000
              CONNECTICUT -- 1.3%
    3,805,000 Connecticut Development Health Care Facilities Weekly VRDNs
              (Independence Living)/(Chase Manhattan Bank N.A., New York LOC)                                      3,805,000
   23,300,000 Connecticut State Transportation Infrastructure Authority Weekly
              VRDNs (Connecticut State)/(Commerzbank AG, Frankfurt LOC)                                           23,300,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              CONNECTICUT -- CONTINUED
 $  1,000,000 Connecticut State, Special Assessment Unemployment Compensation
              Advance Fund, Revenue Bonds (Series 1993C), 3.90% TOBs (FGIC INS)/
              (FGIC Securities Purchase, Inc. LIQ), Mandatory Tender 7/1/1997                         $            1,000,000
                Total                                                                                             28,105,000
              DISTRICT OF COLUMBIA -- 0.1%
    2,070,000 District of Columbia Housing Finance Agency, Multifamily Housing,
              4.00% Bonds (Chastleton Project)/(Nationsbank, N.A., Charlotte LOC),
              7/1/1997                                                                                             2,070,000
              FLORIDA -- 12.3%
    4,000,000 Alachua County, FL Health Facilities Authority, Health Facilities
              Revenue Bonds (Series 1996B) Weekly VRDNs (Shands Teaching
              Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central
              Florida LIQ)                                                                                         4,000,000
   10,000,000 Broward County, FL School District, (Series 1996A and 1996B), 4.25%
              RANs, 4/24/1997                                                                                     10,012,998
   17,500,000 Dade County, FL HFA, Hospital Revenue Bonds (Series 1995) Weekly
              VRDNs (Miami Children's Hospital Project)/(AMBAC INS)/
              (SunTrust Bank, Atlanta LIQ)                                                                        17,500,000
    5,610,000 Dade County, FL Solid Waste System, 4.00% Bonds (AMBAC INS),
              10/1/1997                                                                                            5,628,000
    4,500,000 Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/
              (Commerzbank AG, Frankfurt LIQ)                                                                      4,500,000
   14,130,000 Florida HFA Weekly VRDNs (Cornerstone Imaging, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                           14,130,000
    5,120,000 Florida State Board of Education Administration, (CR55), (Series
              1989A), 3.60% TOBs (Citibank NA, New York LIQ), Optional Tender
              3/1/1997                                                                                             5,120,000
    7,960,000 Fort Lauderdale, FL Performing Arts Center Authority Weekly VRDNs
              (SunTrust Bank, Central Florida LOC)                                                                 7,960,000
   11,495,000 Gulf Breeze, FL, (Series 1985C) Weekly VRDNs (FGIC INS)                                             11,495,000
   10,000,000 Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series 1995A)
              Weekly VRDNs (Florida Municipal Bond Fund)/(Barnett Bank,
              N.A. LOC)                                                                                           10,000,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              FLORIDA -- CONTINUED
 $ 15,000,000 Highlands County, FL Health Facilities, (Series 1996A Accounts
              Receivable) Weekly VRDNs (Adventist Health System)/(Capital
              Markets Assurance Corp. INS)/(First National Bank of Chicago LIQ)                       $           15,000,000
   29,000,000 Highlands County, FL Health Facilities, (Series 1996B Accounts
              Receivable) Weekly VRDNs (Adventist Health System)/(Capital
              Markets Assurance Corp. INS)/(Canadian Imperial Bank of
              Commerce, Toronto LIQ)                                                                              29,000,000
   14,000,000 Highlands County, FL Health Facilities, Variable Rate Demand
              Revenue Bonds (Series 1996A) Weekly VRDNs (Adventist Health
              System)/(SunTrust Bank, Central Florida LOC)                                                        14,000,000
    7,000,000 Indian River County, FL Hospital District, (Series 1985) Weekly
              VRDNs (Kredietbank N.V., Brussels LOC)                                                               7,000,000
   10,000,000 Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds
              (Series 1996) Weekly VRDNs (Miami Jewish Home and Hospital for
              the Aged, Inc.)/(SunTrust Bank, Central Florida LOC)                                                10,000,000
   11,630,000 Orange County, FL HFA, Multifamily Housing Revenue Bonds
              Weekly VRDNs (Sutton Place. Ltd. Project)/(Nationsbank, N.A.,
              Charlotte LOC)                                                                                      11,630,000
   11,215,000 Orange County, FL, Health Facilities Authority Weekly VRDNs
              (Mayflower Retirement Community)/(Rabobank Nederland,
              Utrecht LOC)                                                                                        11,215,000
   17,845,000 Orange County, FL, Health Facilities Authority, CDC Municipal
              Products, Inc. Class A Certificates (Series 1996 D-1) Weekly VRDNs
              (FGIC INS)/(CDC Municipal Products, Inc. LIQ)                                                       17,845,000
   10,670,000 Orange County, FL, Health Facilities Authority, CDC Municipal
              Products Class A Certificates (Series 1996 D-2) Weekly VRDNs (FGIC
              INS)/(CDC Municipal Products, Inc. LIQ)                                                             10,670,000
    6,000,000 Palm Beach County, FL, Revenue Bonds, (Series 1995) Weekly VRDNs
              (Norton Gallery and School of Art, Inc. Project)/(Northern Trust Co.,
              Chicago, IL LOC)                                                                                     6,000,000
   20,000,000 Sarasota County, FL Public Hospital District, Variable Rate Demand
              Hospital Revenue Bonds (Series 1996A), 3.65% CP (Sarasota Memorial
              Hospital)/(SunTrust Bank, Central Florida LIQ), Mandatory Tender
              5/20/1997                                                                                           20,000,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              FLORIDA -- CONTINUED
 $ 13,400,000 Southeast Volusia Hospital District, Revenue Bonds (Series 1995)
              Weekly VRDNs (Bert Fish Medical Center (FL))/(SouthTrust Bank of
              Alabama, Birmingham LOC)                                                                $           13,400,000
    5,955,000 Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/
              (Mellon Bank NA, Pittsburgh LOC)                                                                     5,955,000
                Total                                                                                            262,060,998
              GEORGIA -- 2.5%
    3,300,000 Atlanta, GA, Urban Residential Finance Authority, Residential
              Construction Revenue Bonds, (Series 1995) Weekly VRDNs
              (Summerhill Neighborhood Bond Program)/(First Union National
              Bank, Charlotte, N.C. LOC)                                                                           3,300,000
    8,900,000 Burke County, GA Development Authority, (Series A) Weekly VRDNs
              (Oglethorpe Power Corp.)/(FGIC INS)/(Credit Local de France LIQ)                                     8,900,000
    3,000,000 Cherokee County, GA Development Authority Weekly VRDNs
              (Seaboard Farms of Canton, Inc. Project)/(Bank of Nova Scotia,
              Toronto LOC)                                                                                         3,000,000
    1,065,000 Clayton County, GA Housing Authority, (Series 1990A) Weekly
              VRDNs (Huntington Woods Apartments)/(FSA INS)/(Barclays Bank
              PLC, London LIQ)                                                                                     1,065,000
   22,330,000 Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Junior Lien
              Revenue Bonds (Series 1996A) Weekly VRDNs (MBIA Insurance
              Corporation INS)/(Canadian Imperial Bank of Commerce,
              Toronto LIQ)                                                                                        22,330,000
    4,405,000 Conyers-Rockdale-Big Haynes, GA Impoundment Authority,
              (Series 1997), 3.75% BANs, 12/31/1997                                                                4,406,932
    1,200,000 Coweta County, GA IDA Daily VRDNs (Eckerds Warehouse)/(Union
              Bank of Switzerland, Zurich LOC)                                                                     1,200,000
    1,600,000 De Kalb County, GA Development Authority, (Series 1992) Weekly
              VRDNs (American Cancer Society, GA)/(SunTrust Bank, Atlanta LOC)                                     1,600,000
    1,580,000 Floyd County, GA, Pollution Control Revenue Bonds (First Series
              1996) Daily VRDNs (Georgia Power Company Plant Hammond
              Project)/(Georgia Power Company Plant Hammond Project GTD)                                           1,580,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              GEORGIA -- CONTINUED
 $  4,470,000 Fulton County, GA Housing Authority, (Series 1994B) Weekly VRDNs
              (Champions Green Apartments Project)/(SouthTrust Bank of
              Alabama, Birmingham LOC)                                                                $            4,470,000
    1,660,000 Fulton County, GA Housing Authority, (Series 1996) Weekly VRDNs
              (Champions Green Apartments Project)/(SouthTrust Bank of Alabama,
              Birmingham LOC)                                                                                      1,660,000
                Total                                                                                             53,511,932
              ILLINOIS -- 12.5%
    4,500,000 Chicago O'Hare International Airport, Special Facilities Revenue
              Bonds (Series 1983C) Daily VRDNs (AMR Inc. Project)/(Royal Bank
              of Canada, Montreal LOC)                                                                             4,500,000
   20,000,000 Chicago, IL Board of Education, Variable Rate Certificates (Series
              1996BB) Weekly VRDNs (MBIA INS)/(Bank of America NT and SA,
              San Francisco LIQ)                                                                                  20,000,000
   25,000,000 Chicago, IL, GO (Series 1996), 3.10% TOBs (Landesbank Hessen-
              Thueringen, Frankfurt LOC), Mandatory Tender 2/4/1997                                               25,000,000
      350,000 Darien, IL IDA, (Series 1989C) Weekly VRDNs (Kinder-Care Learning
              Centers, Inc.)/(Toronto-Dominion Bank LOC)                                                             350,000
    7,000,000 Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College Project)/
              (Lasalle National Bank, Chicago LOC)                                                                 7,000,000
   20,000,000 Illinois Development Finance Authority Weekly VRDNs (Lyric Opera
              of Chicago)/(Credit Agricole U.S.A., Inc., Harris Trust & Savings Bank,
              Chicago, NBD Bank, Michigan and Northern Trust Co., Chicago,
              IL LOCs)                                                                                            20,000,000
    3,000,000 Illinois Development Finance Authority Weekly VRDNs (Newlywed
              Food)/(Mellon Bank NA, Pittsburgh LOC)                                                               3,000,000
    3,900,000 Illinois Development Finance Authority, (Series 1993A) Weekly
              VRDNs (Loyola Academy)/(Northern Trust Co., Chicago, IL LOC)                                         3,900,000
   10,000,000 Illinois Development Finance Authority, PCR, (Series 1996A) Weekly
              VRDNs (Commonwealth Edison Co.)/(AMBAC INS)/(Bank of New
              York, New York LIQ)                                                                                 10,000,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              ILLINOIS -- CONTINUED
 $ 29,400,000 Illinois Development Finance Authority, PCR, (Series 1996B) Weekly
              VRDNs (Commonwealth Edison Co.)/(AMBAC INS)/(Bank of New
              York, New York LIQ)                                                                     $           29,400,000
   28,300,000 Illinois Development Finance Authority, Variable/Fixed Rate Demand
              Revenue Bonds, (Series 1996) Weekly VRDNs (Chicago Symphony
              Orchestra Project)/(Bank of America Illinois LOC)                                                   28,300,000
    7,500,000 Illinois Educational Facilities Authority, 3.60% CP (Field Museum of
              Natural History)/(Northern Trust Co., Chicago, IL LOC), Mandatory
              Tender 5/15/1997                                                                                     7,500,000
    7,500,000 Illinois Educational Facilities Authority, Revenue Bonds (Series 1995)
              Weekly VRDNs (Ravinia Festival Association (IL))/(NBD Bank,
              Michigan LOC)                                                                                        7,500,000
    4,100,000 Illinois Health Facilities Authority Weekly VRDNs (Highland Park
              Hospital)/(FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                                            4,100,000
   16,100,000 Illinois Health Facilities Authority Weekly VRDNs (OSF Health
              Care Systems)                                                                                       16,100,000
   19,800,000 Illinois Health Facilities Authority, (Series 1989A) Weekly VRDNs
              (Methodist Health Services Corp.)/(Fuji Bank, Ltd., Tokyo LOC)                                      19,800,000
    8,285,000 Illinois Health Facilities Authority, (Series 1996B) Weekly VRDNs
              (Lutheran Home and Services Project)/(Bank One, Chicago LOC)                                         8,285,000
   35,000,000 Illinois Health Facilities Authority, Revenue Bonds (Series 1985B)
              Weekly VRDNs (OSF Health Care Systems)/(Bank of America Illinois
              and Rabobank Nederland, Utrecht LIQs)                                                               35,000,000
    1,000,000 Illinois Health Facilities Authority, Revolving Fund Pooled Financing
              Program (Series 1985F) Weekly VRDNs (NBD Bank, Michigan LOC)                                         1,000,000
    5,000,000 Illinois Health Facilities Authority, Variable Rate Adjustable Demand
              Revenue Bonds (Series 1996), 3.95% CP (Evanston Hospital Corp.),
              Mandatory Tender 8/15/1997                                                                           5,000,000
    7,022,899 LaSalle National Bank Leasetops Trust, Series 1995A Leasetops
              Certificates Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/
              (Lasalle National Bank, Chicago LOC)                                                                 7,022,899
    3,245,000 Rockford Park District, IL, Series C, 5.30% Bonds, 12/15/1997                                        3,283,208
                Total                                                                                            266,041,107


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              INDIANA -- 1.1
 $    980,000 Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National City
              Bank, Kentucky LOC)                                                                     $              980,000
    2,110,000 Indiana Health Facilities Finance Authority Rehabilitation Center
              Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One,
              Indianapolis, IN LOC)                                                                                2,110,000
    4,735,000 Indianapolis, IN, Variable Rate Demand Economic Development
              Revenue Bonds, (Series 1995) Weekly VRDNs (Pleasant Run Children's
              Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC)                                                      4,735,000
   15,900,000 Rockport, IN, PCR Refunding Bonds (Series 1995 B) Weekly VRDNs
              (Indiana Michigan Power Company Project)/(AMBAC INS)/(Bank of
              New York, New York LIQ)                                                                             15,900,000
                Total                                                                                             23,725,000
              IOWA -- 0.1%
    2,085,000 Iowa Finance Authority, Single Family Mortgage Bonds (Series 1996A),
              3.10% TOBs (FGIC INV)/(FGIC Securities Purchase, Inc. LIQ),
              Mandatory Tender 2/28/1997                                                                           2,085,000
              KENTUCKY -- 2.3%
    1,400,000 Boone County, KY, Revenue Refunding Bonds Weekly VRDNs (Spring
              Meadow Associates)/(Huntington National Bank, Columbus,
              OH LOC)                                                                                              1,400,000
   12,242,000 Kentucky Interlocal School Transportation Association, (Series A),
              4.05% TRANs, 6/30/1997                                                                              12,242,000
   35,000,000 Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy
              Health System, Inc. Project)/(Bank of America Illinois LOC)                                         35,000,000
                Total                                                                                             48,642,000
              LOUISIANA -- 1.3%
      250,000 Baton Rouge, LA, Public Improvement Sales Tax Revenue Bonds,
              Series 1992A, 9.00% Bonds (FSA INS), 8/1/1997                                                          255,867
      800,000 Calcasieu Parish, LA, IDB, PCR Bonds Weekly VRDNs (Citgo
              Petroleum Corp.)                                                                                       800,000
    4,850,000 Louisiana PFA, (Series 1985A) Weekly VRDNs (FGIC INS)/(Societe
              Generale, Paris LIQ)                                                                                 4,850,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              LOUISIANA -- CONTINUED
 $  1,765,000 Louisiana PFA, (Series A), 4.50% TANs (East Baton Rouge School
              Board), 9/24/1997                                                                       $            1,771,558
    4,000,000 Louisiana PFA, (Series B), 4.50% TANs (Orleans Parish, LA
              School Board), 9/24/1997                                                                             4,014,863
    3,200,000 Louisiana PFA, Hospital Revenue Bonds Series 1995 Weekly VRDNs
              (Willis-Knighton Medical Center)/(AMBAC INS)/(Mellon Bank N.A.,
              Pittsburgh LIQ)                                                                                      3,200,000
    1,000,000 Louisiana State Recovery District, Sales Tax Revenue Bonds, 3.90%
              Bonds (United States Treasury COL)/(FGIC INS), 7/1/1997                                              1,000,000
    1,400,000 St. James Parish, LA, Pollution Control Revenue Weekly VRDNs
              (Occidental Petroleum Corp.)/(Wachovia Bank of Georgia N.A.,
              Atlanta LOC)                                                                                         1,400,000
   10,065,000 Stephens Municipal Investment Products Company, Inc., Class A
              Certificates (Series 1997-1) Weekly VRDNs (New Orleans, LA)/
              (FGIC INS)/(Bank of New York, New York LIQ)                                                         10,065,000
                Total                                                                                             27,357,288
              MAINE -- 0.2%
    3,705,000 Scarborough, ME, 3.90% BANs, 4/15/1997                                                               3,707,192
              MARYLAND -- 2.2%
      400,000 Baltimore County, MD Port Facility Monthly VRDNs (Occidental
              Petroleum Corp.)/(Morgan Guaranty Trust Co., New York LOC)                                             400,000
    2,000,000 Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995)
              Weekly VRDNs (Maryland Municipal Bond Fund)/(Nationsbank,
              N.A., Charlotte LOC)                                                                                 2,000,000
    2,200,000 Maryland Health & Higher Educational Facilities Authority, (Series
              1985B) Weekly VRDNs (First National Bank of Chicago LOC)                                             2,200,000
    1,800,000 Maryland Health & Higher Educational Facilities Authority, ACES
              Revenue Bonds (Series 1994) Weekly VRDNs (Daughters of Charity)                                      1,800,000
      546,000 Maryland Health & Higher Educational Facilities Authority, Pooled
              Loan Program Revenue Notes, 3.50% CP (John Hopkins University)/
              (Sanwa Bank Ltd, Osaka LIQ), Mandatory Tender 3/12/1997                                                546,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              MARYLAND -- CONTINUED
 $  5,970,000 Maryland Health & Higher Educational Facilities Authority, Pooled
              Loan Program Revenue Notes, 3.70% CP (John Hopkins University)/
              (Sanwa Bank Ltd, Osaka LIQ), Mandatory Tender 2/14/1997                                 $            5,970,000
   14,600,000 Maryland Health & Higher Educational Facilities Authority, Revenue
              Bonds (Series 1985A) Weekly VRDNs (First National Bank of Chicago
              LOC)                                                                                                14,600,000
      900,000 Maryland Health & Higher Educational Facilities Authority, Revenue
              Bonds (Series 1992B) Weekly VRDNs (North Arundel Hospital)/
              (Mellon Bank N.A., Pittsburgh LOC)                                                                     900,000
    8,635,000 Maryland State Community Development Administration, (Series
              1987-2), 3.75% TOBs (First National Bank of Chicago LIQ), Optional
              Tender 4/1/1997                                                                                      8,635,000
    1,000,000 Montgomery County, MD, EDR Weekly VRDNs (Howard Hughes
              Medical Center)                                                                                      1,000,000
    8,500,000 Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial
              Convention Facility)/(Chase Manhattan Bank N.A., New York LOC)                                       8,500,000
      560,000 St. Mary's County, MD, Public Facilities Bonds of 1995, 7.00% Bonds
              (MBIA INS), 3/1/1997                                                                                   561,399
                Total                                                                                             47,112,399
              MASSACHUSETTS -- 2.2%
    9,100,000 Boston, MA Water & Sewer Commission, General Revenue Bonds
              (1994 Series A) Weekly VRDNs (State Street Bank and Trust Co. LOC)                                   9,100,000
    7,000,000 Clinton, MA, 4.00% BANs, 11/21/1997                                                                  7,021,033
    6,000,000 Commonwealth of Massachusetts, (Series B), 5.00% Bonds, 6/1/1997                                     6,022,987
   10,408,000 Easton, MA, 4.00% BANs, 4/10/1997                                                                   10,414,535
    1,000,000 Massachusetts Water Pollution Abatement Trust Pool, Pool Loan
              Program Bonds, Series 2, 4.40% Bonds, 2/1/1997                                                       1,000,000
    1,000,000 New Bedford, MA, 4.50% RANs (Fleet National Bank, Providence,
              R.I. LOC), 6/30/1997                                                                                 1,002,157
    8,000,000 North Andover, MA, 4.00% BANs, 1/22/1998                                                             8,022,470
    1,000,000 Springfield, MA, 4.25% BANs (Fleet National Bank, Providence,
              R.I. LOC), 2/14/1997                                                                                 1,000,155


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              MASSACHUSETTS -- CONTINUED
 $  1,000,000 Springfield, MA, 4.50% BANs (Fleet National Bank, Providence,
              R.I. LOC), 6/27/1997                                                                    $            1,001,921
    1,000,000 Springfield, MA, 4.60% BANs, 7/11/1997                                                               1,002,105
                Total                                                                                             45,587,363
              MICHIGAN -- 3.5%
      700,000 Battle Creek, MI Economic Development Corporation, Limited
              Obligation Economic Development Revenue Refunding Bonds (Series
              1992) Weekly VRDNs (Michigan Carton & Paperboard Company)/
              (American National Bank, Chicago LOC)                                                                  700,000
    5,400,000 Dearborn, MI Economic Development Corp, (Series 1991) Weekly
              VRDNs (Oakbrook Common)/(Mellon Bank N.A., Pittsburgh LOC)                                           5,400,000
    1,100,000 Garden City, MI HFA, Hospital Revenue Bonds (Series 1996A) Weekly
              VRDNs (Garden City Hospital, Osteopathic)/(First of America Bank -
              Michigan LOC)                                                                                        1,100,000
    3,365,000 Kalamazoo, MI Economic Development Corp., 1995 Limited
              Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham
              Project, MI)/(First of America Bank - Illinois LOC)                                                  3,365,000
    6,700,000 Michigan State Building Authority, (Series 1), 3.55% CP (Canadian
              Imperial Bank of Commerce, Toronto LOC), Mandatory Tender
              5/1/1997                                                                                             6,700,000
   22,500,000 Michigan State Hospital Finance Authority, (Series 1994) Weekly
              VRDNs (Mt. Clemens General Hospital)/(Comerica Bank, Detroit,
              MI LOC)                                                                                             22,500,000
   12,400,000 Michigan State Hospital Finance Authority, (Series A) Weekly
              VRDNs (OSF Health Care Systems)                                                                     12,400,000
   11,000,000 Michigan Strategic Fund, Limited Obligation PCRs (Series 1993)
              Weekly VRDNs (Allied-Signal, Inc.)                                                                  11,000,000
    2,695,000 Ottawa County, MI Economic Development Corp., Limited Obligation
              Revenue Bonds (Series 1995B) Weekly VRDNs (Sunset Manor, Inc.
              Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                                               2,695,000
    1,400,000 Regents of University of Michigan, Intercollegiate Athletic Revenue
              Bonds (Series 1995) Daily VRDNs                                                                      1,400,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              MICHIGAN -- CONTINUED
 $  6,460,000 Wayne County, MI Downriver Sewage Disposal System, (1994
              Series B), 3.45% CP (Wayne County, MI )/(Comerica Bank, Detroit,
              MI LOC), Mandatory Tender 4/8/1997                                                      $            6,460,000
                Total                                                                                             73,720,000
              MINNESOTA -- 5.8%
    8,335,000 Anoka-Hennepin, MN ISD 11, GO Certificates of Indebtedness (Series
              1996A), 3.44% TANs (Minnesota Tax and Aid Anticipation Borrowing
              Program GTD), 3/13/1997                                                                              8,335,068
    2,100,000 DDSB Municipal Securities Trusts, Series 1994O Weekly VRDNs
              (Richfield, MN ISD 280)/(First Bank NA, Minneapolis LIQ)                                             2,100,000
    1,000,000 DDSB Municipal Securities Trusts, Series 1994S Weekly VRDNs (Osseo,
              MN ISD 279)/(First Bank NA, Minneapolis LIQ)                                                         1,000,000
    6,390,000 DDSB Municipal Securities Trusts, Series 1994T Weekly VRDNs (Osseo,
              MN ISD 279)/(First Bank NA, Minneapolis LIQ)                                                         6,390,000
   11,000,000 DDSB Municipal Securities Trusts, Series 1994V Weekly VRDNs
              (St. Louis Park Healthsystem, MN)/(Norwest Bank Minnesota,
              Minneapolis LIQ)                                                                                    11,000,000
    1,865,000 Dakota County, MN Housing & Redevelopment Authority,
              Multifamily Rental Housing Revenue Bonds (Series 1994-B) Weekly
              VRDNs (Westwood Ridge Senior Residence Project)/(First Bank N.A.,
              Minneapolis LOC)                                                                                     1,865,000
    4,500,000 Hennepin Co. MN, (Series 1995C) Weekly VRDNs (Hennepin Co. MN
              GTD)                                                                                                 4,500,000
    4,250,000 MN Municipal Securities Trust, Series 1996F, Floating Rate Certificates
              Weekly VRDNs (Lakeville, MN ISD 194)/(Norwest Bank Minnesota,
              Minneapolis LIQ)                                                                                     4,250,000
    8,500,000 Minneapolis, MN, 4.00% TOBs (Minneapolis Institute of Arts),
              Optional Tender 4/1/1997                                                                             8,500,000
    2,100,000 Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly
              VRDNs (One Ten Grant Project)/(First Bank N.A., Minneapolis LOC)                                     2,100,000
    8,000,000 Minnesota Agricultural and Economic Development Board, (Series
              1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/
              (Rabobank Nederland, Utrecht LOC)                                                                    8,000,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              MINNESOTA -- CONTINUED
 $  5,500,000 Minnesota State Higher Education Coordinating Board, Supplemental
              Student Loan Program Refunding Revenue Bonds (Series 1994A)
              Weekly VRDNs (Norwest Bank Minnesota, Minneapolis LIQ)                                  $            5,500,000
    3,000,000 Minnesota State Higher Education Facility Authority, (Series Four-A2)
              Weekly VRDNs (University of St. Thomas)                                                              3,000,000
    7,000,000 Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
              of Participation (Series 1996A), 4.25% TANs (Minnesota Tax and Aid
              Anticipation Borrowing Program GTD), 2/21/1997                                                       7,003,592
   11,500,000 Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
              Foundation)                                                                                         11,500,000
   13,500,000 Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
              Foundation)                                                                                         13,500,000
    8,000,000 Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch
              Refining Co.)                                                                                        8,000,000
    3,000,000 Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis
              Regional Medical Center)/(Citibank NA, New York LOC)                                                 3,000,000
    4,000,000 St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate
              Office)/(First Bank N.A., Minneapolis LOC)                                                           4,000,000
   10,000,000 VRDC/IVRC Trust, Tax-Exempt Variable Rate Demand Certificates
              (Series 1997A) Weekly VRDNs (Regents of University of Minnesota)/
              (Citibank NA, New York LIQ)                                                                         10,000,000
                Total                                                                                            123,543,660
              MISSISSIPPI -- 0.3%
    1,640,000 Hinds County, MS, (Series 1991) Weekly VRDNs (North State St.
              Project)/(Amsouth Bank N.A., Birmingham LOC)                                                         1,640,000
    4,000,000 Perry County, MS, PC Revenue Bonds (Series 1989) Weekly VRDNs
              (Leaf River Forest Project)/(Morgan Guaranty Trust Co.,
              New York LOC)                                                                                        4,000,000
                Total                                                                                              5,640,000
              MISSOURI -- 1.5%
    6,000,000 Missouri State Environmental Improvement & Energy Authority,
              3.65% CP (Kansas City Power And Light Co.), Mandatory Tender
              11/5/1997                                                                                            6,000,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              MISSOURI -- CONTINUED
 $  1,000,000 Missouri State HEFA, (Series 1995B) Weekly VRDNs (Sisters of Mercy
              Health System, St. Louis, Inc.)/(ABN AMRO Bank N.V., Amsterdam,
              Credit Suisse, Zurich and Rabobank Nederland, Utrecht LIQs)                             $            1,000,000
    1,695,000 Missouri State HEFA, (Series 1996), 4.50% TRANs (Pattonville, MO
              School District), 9/8/1997                                                                           1,700,878
    1,000,000 Missouri State HEFA, (Series 1996D), 4.50% TRANs (Rockwood R-VI
              School District), 9/8/1997                                                                           1,003,468
    1,700,000 Missouri State HEFA, Health Facilities Revenue Bonds (Series 1989 B)
              Weekly VRDNs (Sisters of Mercy Health Corporation (Michigan &
              Iowa))/(ABN AMRO Bank N.V., Amsterdam LIQ)                                                           1,700,000
   14,550,000 Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A)
              Weekly VRDNs (Deacones Long Term Care of Missouri)/(Bank One,
              Texas N.A. LOC)                                                                                     14,550,000
    1,000,000 Missouri State HEFA, Series 1995B Weekly VRDNs (SSM Health
              Care)/(MBIA INS)/(Rabobank Nederland, Utrecht LIQ)                                                   1,000,000
    4,200,000 Poplar Bluff, MO IDA, (Series 1987) Weekly VRDNs (Gates Rubber
              Co.)/(NBD Bank, Michigan LOC)                                                                        4,200,000
                Total                                                                                             31,154,346
              NEVADA -- 0.9%
    5,000,000 Clark County, NV, Airport System Refunding Revenue Bonds (Series
              1993A) Weekly VRDNs (MBIA INS)/(National Westminster Bank,
              PLC, London LIQ)                                                                                     5,000,000
   15,900,000 Nevada Housing Division, Multi-Unit Housing Revenue Refunding
              Bonds (1991 Series A) Weekly VRDNs (Park Vista Apartments
              Project)/(Sumitomo Bank Ltd., Osaka LOC)                                                            15,900,000
                Total                                                                                             20,900,000
              NEW JERSEY -- 0.3%
    1,735,000 New Jersey Housing & Mortgage Financing Authority, (C-76), 3.70%
              TOBs (MBIA INS)/(Citibank NA, New York LIQ), Mandatory
              Tender 4/1/1997                                                                                      1,735,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              NEW JERSEY -- CONTINUED
 $  5,000,000 New Jersey Housing & Mortgage Financing Authority, (Series 1992A),
              3.55% TOBs (Citibank N.A., New York LIQ), Optional Tender 2/1/1997                      $            5,000,000
                Total                                                                                              6,735,000
              NEW MEXICO -- 0.6%
   12,000,000 New Mexico State Highway Commission, Adjustable Tender
              Subordinate Lien Tax Revenue Highway Bonds (Series 1996) Weekly
              VRDNs (FSA INS)/(Canadian Imperial Bank of Commerce,
              Toronto LIQ)                                                                                        12,000,000
              NEW YORK -- 5.0%
   19,081,010 Equity Trust II, (1996 Series) Weekly VRDNs (Republic National Bank
              of New York LOC)                                                                                    19,081,010
    8,400,000 New York City Municipal Water Finance Authority, Water and Sewer
              System Revenue Bonds (Series 1995 A) Daily VRDNs (FGIC INS)/
              (FGIC Securities Purchase, Inc. LIQ)                                                                 8,400,000
   12,000,000 New York City, NY, (Series 1995 F-5) Weekly VRDNs (Landesbank
              Hessen-Thueringen, Frankfurt LOC)                                                                   12,000,000
   19,000,000 New York City, NY, (Series A), 4.50% TANs, 2/12/1997                                                19,004,009
   21,800,000 New York City, NY, (Series B), 4.50% RANs (Bank of Nova Scotia,
              Toronto, Canadian Imperial Bank of Commerce, Toronto and
              Commerzbank AG, Frankfurt LOCs), 6/30/1997                                                          21,860,977
   17,000,000 New York State, (Series A), 4.50% Bonds, 7/15/1997                                                  17,046,525
    1,000,000 Royalton-Hartland, NY CSD, 4.50% BANs, 8/15/1997                                                     1,002,566
    7,000,000 VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan
              Transportation Authority, New York)/(AMBAC INS)/(Hong Kong &
              Shanghai Banking Corp. LIQ)                                                                          7,000,000
                Total                                                                                            105,395,087
              NORTH CAROLINA -- 2.2%
    3,800,000 Greensboro, NC, Certificates of Participation 1994 Equipment Project
              Weekly VRDNs (Wachovia Bank of Georgia N.A., Atlanta LIQ)                                            3,800,000
   15,000,000 Martin County, NC IFA, (Series 1993) Weekly VRDNs
              (Weyerhaeuser Co.)                                                                                  15,000,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              NORTH CAROLINA -- CONTINUED
 $ 15,900,000 North Carolina Educational Facilities Finance Agency, (Series 1990)
              Weekly VRDNs (Bowman Gray School of Medicine)/(Wachovia Bank
              of NC, N.A., Winston-Salem LOC)                                                         $           15,900,000
    7,100,000 North Carolina Medical Care Commission Hospital, Revenue Bonds
              (Series 1992B) Weekly VRDNs (North Carolina Baptist)                                                 7,100,000
    2,150,000 North Carolina Municipal Power Agency No. 1, (Series A), 3.55% CP
              (Morgan Guaranty Trust Co., New York and Union Bank of
              Switzerland, Zurich LOCs), Mandatory Tender 5/14/1997                                                2,150,000
    3,000,000 Winston-Salem, NC, GO Bonds (Series 1990) Weekly VRDNs (Credit
              Suisse, Zurich LIQ)                                                                                  3,000,000
                Total                                                                                             46,950,000
              OHIO -- 4.5%
    1,950,000 Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting
              Nurses)/(National City Bank, Cleveland, OH LOC)                                                      1,950,000
   15,000,000 Clermont County, OH, Adjustable Rate Hospital Facilities Revenue
              Bonds (Series 1996) Weekly VRDNs (Mercy Health Systems)/(Credit
              Suisse, Zurich LIQ)                                                                                 15,000,000
    1,000,000 Cleveland-Cuyahoga County, OH Port Authority, (Series 1993) Weekly
              VRDNs (Rock & Roll Hall of Fame Museum)/(Credit Local de
              France LOC)                                                                                          1,000,000
   16,000,000 Columbus, OH CSD, Special Obligation Tax Revenue Notes, 4.00%
              TRANs, 4/10/1997                                                                                    16,014,766
    3,600,000 Cuyahoga County, OH Hospital Authority Weekly VRDNs (St. Lukes
              Hospital)/(First National Bank of Chicago LOC)                                                       3,600,000
    2,450,000 Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking Co.)/
              (KeyBank, N.A. LOC)                                                                                  2,450,000
    3,620,000 Franklin County, OH Hospital Facility Authority, (Series 1992) Weekly
              VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank, Cincinnati LOC)                                        3,620,000
    7,447,000 Greene County, OH, Certificates of Indebtedness - Issue III, 4.00%
              BANs, 3/26/1997                                                                                      7,450,643
    5,630,000 Greene County, OH, Various Purpose Certificates of Indebtedness,
              4.00% BANs, 12/11/1997                                                                               5,646,270


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              OHIO -- CONTINUED
 $    270,000 Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs
              (Sunshine Children's Home)/(National City Bank, Cleveland,
              OH LOC)                                                                                 $              270,000
    8,000,000 Lucas County, OH, Hospital Refunding Revenue Bonds Weekly
              VRDNs (Riverside Hospital, OH)/(Huntington National Bank,
              Columbus, OH LOC)                                                                                    8,000,000
      835,000 Marion County, OH Hospital Authority, (Series 1991) Weekly VRDNs
              (Marion County, OH Pooled Hospital Program)/(Bank One,
              Columbus, N.A. LOC)                                                                                    835,000
    3,750,000 Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/(Key
              Bank, N.A. LOC)                                                                                      3,750,000
   13,900,000 Montgomery County, OH Health Facilities Authority, (Series 1995)
              Weekly VRDNs (Sisters of Charity Health Care System)/(Toronto-
              Dominion Bank LIQ)                                                                                  13,900,000
      700,000 Montgomery County, OH IDA Weekly VRDNs (Center-Plex Venture)/
              (KeyBank, N.A. LOC)                                                                                    700,000
    1,665,000 Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
              Partnership)/(Huntington National Bank, Columbus, OH LOC)                                            1,665,000
    7,300,000 Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs
              (Rickenbacker Holdings, Inc.)/(Bank One, Columbus, N.A. LOC)                                         7,300,000
    1,000,000 Twinsburg, OH IDA Weekly VRDNs (Carl J Massara Project)/
              (KeyBank, N.A. LOC)                                                                                  1,000,000
    2,085,000 Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995)
              Weekly VRDNs (D & M Realty Project)/(Bank One, Youngstown,
              NA LOC)                                                                                              2,085,000
                Total                                                                                             96,236,679
              OKLAHOMA -- 3.0%
   24,500,000 Oklahoma State Industrial Authority, Flexible Rate Hospital Revenue
              Bonds (Series 1990B) Weekly VRDNs (Baptist Medical Center, OK)/
              (Credit Suisse, Zurich and Morgan Guaranty Trust Co., New York
              LIQs)                                                                                               24,500,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              OKLAHOMA -- CONTINUED
 $ 37,675,000 Oklahoma State Industrial Authority, Health System Revenue Bonds
              (Series 1995A) Weekly VRDNs (Baptist Medical Center, OK)/(Credit
              Suisse, Zurich and Morgan Guaranty Trust Co., New York LIQs)                            $           37,675,000
                Total                                                                                             62,175,000
              OREGON -- 0.6%
    5,000,000 Multnomah County, OR School District, 4.50% TANs, 6/26/1997                                          5,011,442
    2,000,000 Oregon Health, Housing & Cultural Facilities Authority, Revenue
              Bonds (1995 Series A) Weekly VRDNs (Guide Dogs for the Blind, Inc.
              Project)/(Banque Nationale de Paris LOC)                                                             2,000,000
    5,050,000 Oregon Health, Housing & Cultural Facilities Authority, Variable Rate
              Health Facilities Revenue Bonds (1995 Series A) Weekly VRDNs
              (Evangelical Lutheran Good Samaritan Society)/(First Bank N.A.,
              Minneapolis LOC)                                                                                     5,050,000
    1,000,000 Oregon State Housing and Community Services Department, Single
              Family Mortgage Program (Series 1996F), 4.00% TOBs, Mandatory
              Tender 8/1/1997                                                                                      1,000,000
                Total                                                                                             13,061,442
              PENNSYLVANIA -- 5.7%
    1,850,000 Allegheny County, PA HDA, (Series 1988A) Weekly VRDNs
              (Allegheny Hospital)/(PNC Bank, N.A. LOC)                                                            1,850,000
    8,800,000 Allegheny County, PA IDA, PCR (Series 1992A), 3.65% TOBs
              (Duquesne Light Power Co.)/(Canadian Imperial Bank of Commerce,
              Toronto LOC), Optional Tender 10/30/1997                                                             8,800,000
    6,250,000 Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E), 3.70%
              CP (Toledo Edison Co.)/(Toronto-Dominion Bank LOC), Mandatory
              Tender 12/4/1997                                                                                     6,250,000
    3,070,000 Clinton County, PA Municipal Authority, (Series A) Weekly VRDNs
              (Lock Haven Hospital)/(Mellon Bank N.A., Pittsburgh LOC)                                             3,070,000
    7,230,000 Commonwealth of Pennsylvania, 5.25% Bonds (FGIC INS),
              11/15/1997                                                                                           7,317,857
    7,690,000 Cumberland County, PA Municipal Authority, Variable Rate Revenue
              Bonds (Series 1996 B), 4.25% TOBs (Dickinson College)/(Mellon Bank
              N.A., Pittsburgh LOC), Optional Tender 10/31/1997                                                    7,727,171


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PENNSYLVANIA -- CONTINUED
 $ 12,000,000 Delaware County, PA IDA, Refunding Revenue Bonds (Series 1993G),
              3.625% TOBs (Delaware County Resource Recovery (PA))/(General
              Electric Capital Corp. LOC), Optional Tender 12/1/1997                                  $           12,000,000
    3,200,000 Delaware County, PA Weekly VRDNs (American College)/(PNC Bank,
              N.A. LOC)                                                                                            3,200,000
   12,200,000 Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent
              Health System)/(Mellon Bank N.A., Pittsburgh LOC)                                                   12,200,000
    7,500,000 Erie County, PA, 4.25% TANs (PNC Bank, N.A. LOC), 12/31/1997                                         7,516,512
      890,000 Merrill Lynch Puttable FLOATs/RITES Trust, (Series PP2) Weekly
              VRDNs (Merrill Lynch Capital Services, Inc. LIQ)                                                       890,000
    1,500,000 Montgomery County, PA Higher Education and Health Authority,
              (Series 1992) Weekly VRDNs (Pottstown Healthcare Corporation
              Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                                                1,500,000
   20,500,000 New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs
              (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)                                          20,500,000
    5,000,000 North Lebanon Township, PA, Municipal Authority Mortgage Bonds
              Weekly VRDNs (Grace Community, Inc.)/(Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                                5,000,000
    4,000,000 Northeastern, PA Hospital & Education Authority, (Series 1996)
              Weekly VRDNs (Allhealth Pooled Financing Program)/(Chase
              Manhattan Bank N.A., New York LOC)                                                                   4,000,000
    2,000,000 Pennsylvania Housing Finance Authority, 3.85% TOBs (First National
              Bank of Chicago LIQ), Optional Tender 4/1/1997                                                       2,000,000
    3,200,000 Philadelphia Redevelopment Authority, Multifamily Revenue Bonds
              (Series 1985) Weekly VRDNs (Franklin Town Towers)/(Marine
              Midland Bank N.A., Buffalo, NY LOC)                                                                  3,200,000
    7,265,000 Philadelphia, PA IDA, (Series 93) Weekly VRDNs (Sackett
              Development)/(Mellon Bank N.A., Pittsburgh LOC)                                                      7,265,000
    5,000,000 Sayre, PA, Health Care Facilities Authority Weekly VRDNs (VHA of Pennsylvania)/
             (AMBAC INS)/(First National Bank of Chicago LIQ)                                                      5,000,000
    2,000,000 Washington County, PA Hospital Authority Weekly VRDNs (Keystone
              Diversified Management Corp.)/(Mellon Bank N.A., Pittsburgh LOC)                                     2,000,000
                Total                                                                                            121,286,540


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PUERTO RICO -- 2.4%
 $ 25,000,000 Puerto Rico Government Development Bank, 3.40% CP, Mandatory
              Tender 2/24/1997                                                                        $           25,000,000
   25,000,000 Puerto Rico Government Development Bank, 3.45% CP, Mandatory
              Tender 3/20/1997                                                                                    25,000,000
                Total                                                                                             50,000,000
              RHODE ISLAND -- 0.1%
    1,250,000 Rhode Island Housing & Mortgage Finance Corp., Multifamily
              Housing Bonds, 1995 Series A, 4.60% Bonds (AMBAC INS),
              7/17/1997                                                                                            1,252,985
    1,500,000 Rhode Island Industrial Facilities Corp. Weekly VRDNs (Blackstone
              Valley Electric Co.)/(Bank of New York, New York LOC)                                                1,500,000
                Total                                                                                              2,752,985
              SOUTH CAROLINA -- 0.1%
    1,090,000 South Carolina Job Development Authority Daily VRDNs (Chase
              Manhattan Bank N.A., New York LOC)                                                                   1,090,000
              TENNESSEE -- 5.2%
    8,000,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust
              Bank, Atlanta LOC)                                                                                   8,000,000
    8,300,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Sumitomo
              Bank Ltd., Osaka LOC)                                                                                8,300,000
   14,000,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Sumitomo
              Bank Ltd., Osaka LOC)                                                                               14,000,000
    6,600,000 Chattanooga, TN IDB, (Series 1987) Weekly VRDNs (Warehouse Row,
              Ltd. Project)/(Credit Suisse, Zurich LOC)                                                            6,600,000
    1,300,000 Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (Market Street
              Project)/(Credit Suisse, Zurich LOC)                                                                 1,300,000
   20,600,000 Chattanooga-Hamilton County, TN Hospital Authority Daily VRDNs
              (Erlanger Medical Center)/(Morgan Guaranty Trust Co., New
              York LIQ)                                                                                           20,600,000
      200,000 Jackson County, TN IDB, (Series B) Daily VRDNs (Esselte AB)/(Bank
              of America Illinois LOC)                                                                               200,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              TENNESSEE -- CONTINUED
 $  5,000,000 Knox County, TN Health Education & Housing Facilities Board,
              Adjustable Rate Hospital Facilities Revenue Bonds (Series 1996A)
              Weekly VRDNs (Mercy Health Systems)/(Credit Suisse, Zurich LIQ)                         $            5,000,000
    5,265,000 Maury County, TN HEFA, (Series 1996E) Weekly VRDNs (Southern
              Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)                                                 5,265,000
    6,275,000 Memphis, TN Center City Revenue Finance Corp., (Series 1996A)
              Weekly VRDNs (South Bluffs)/(National Bank of Commerce,
              Memphis, TN LOC)                                                                                     6,275,000
    1,000,000 Memphis, TN, (Series 1996), 5.00% Bonds, 7/1/1997                                                    1,004,384
    1,000,000 Memphis, TN, General Improvement Refunding Bonds, (Series 1995A)
              Weekly VRDNs (Westdeutsche Landesbank Girozentrale LOC)                                              1,000,000
    2,700,000 Memphis, TN, General Improvement Refunding Bonds, (Series 1995A)
              Weekly VRDNs (Westdeutsche Landesbank Girozentrale LOC)                                              2,700,000
    1,285,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
              (Series 1992) Weekly VRDNs (Belmont University Project)/
              (Nationsbank of Tennessee LOC)                                                                       1,285,000
    2,000,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
              (Series 1996) Weekly VRDNs (Dede Wallace Center Project)/(SunTrust
              Bank, Nashville LOC)                                                                                 2,000,000
    4,500,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
              Revenue Bonds (Series 1985A), 3.65% TOBs (Vanderbilt University)
              1/15/1998                                                                                            4,500,000
    6,830,000 Metropolitan Government Nashville & Davidson County, TN IDB,
              Metropolitan Government Revenue Bonds (Series 1995) Weekly
              VRDNs (YMCA Projects)/(Nationsbank of Tennessee LOC)                                                 6,830,000
    4,100,000 Metropolitan Nashville Tennessee AA, Airport Improvement Revenue
              Bonds Refunding (Series 1995) Weekly VRDNs (FGIC INS)/(Credit
              Local de France LIQ)                                                                                 4,100,000
    3,000,000 Montgomery Co., TN Public Building Authority, Pooled Financing
              Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County
              Loan)/(NationsBank, South LOC)                                                                       3,000,000
    5,500,000 Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers, Inc.
              Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                                                         5,500,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              TENNESSEE -- CONTINUED
 $  2,930,000 Tennessee State School Board Authority, (Series B), 7.00% Bonds,
              5/1/1997                                                                                $            2,952,153
    1,500,000 Tennessee State, Adjustable Bond Anticipation Note (Series A) Weekly
              VRDNs (Tennessee Consolidated Retirement System LIQ)                                                 1,500,000
                Total                                                                                            111,911,537
              TEXAS -- 2.7%
      815,000 Austin, TX, 14.25% Bonds (United States Treasury PRF), 5/15/1997
              (@100)                                                                                                 838,543
    3,995,000 Dallas, TX, (Series C), 3.75% TOBs, Optional Tender 6/15/1997                                        3,995,000
      100,000 El Paso, TX, (Series 1992), 5.10% Bonds, 3/1/1997                                                      100,127
      400,000 Grapevine, TX, IDC Airport Improvement, Series 1993 Weekly VRDNs
              (Southern Air Transport, Inc. - SimuFlite Training International
              Project)/(Bank of Montreal LOC)                                                                        400,000
    2,700,000 Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist
              Hospital, Harris County, TX)                                                                         2,700,000
   10,850,000 Harris County, TX HFDC, (Series B), 3.60% TOBs (San Jacinto
              Methodist Hospital)/(Morgan Guaranty Trust Co., New York LOC),
              Mandatory Tender 3/3/1997                                                                           10,850,000
    1,720,000 North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/
              (Nationsbank, N.A., Charlotte LOC)                                                                   1,720,000
   10,320,000 TX Pooled Tax Exempt Trust, Certificates of Participation (Series 1996)
              Weekly VRDNs (Bank One, Texas N.A. LOC)                                                             10,320,000
   27,000,000 Texas State, 4.75% TRANs, 8/29/1997                                                                 27,118,906
                Total                                                                                             58,042,576
              UTAH -- 0.1%
    1,000,000 Intermountain Power Agency, UT, 8.625% Bonds (United States
              Treasury PRF), 7/1/1997 (@102)                                                                       1,032,160
              VERMONT -- 0.1%
    1,000,000 Vermont Educational and Health Buildings Financing Agency, (Series
              1995A) Weekly VRDNs (Key Bank of New York LOC)                                                       1,000,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              VIRGINIA -- 1.6%
 $  2,750,000 Arlington County, VA Weekly VRDNs (Ballston Public Parking)/
              (Citibank N.A., New York LOC)                                                           $            2,750,000
   14,700,000 Roanoke, VA IDA, (Series A) Weekly VRDNs (Carillion Health
              System)/(Nationsbank, N.A., Charlotte LIQ)                                                          14,700,000
    9,600,000 York County, VA IDA, (Series 1985), 3.50% CP (Virginia Electric
              Power Co.), Mandatory Tender 3/18/1997                                                               9,600,000
    7,800,000 York County, VA IDA, (Series 1985), 3.60% CP (Virginia Electric
              Power Co.), Mandatory Tender 5/9/1997                                                                7,800,000
                Total                                                                                             34,850,000
              WASHINGTON -- 0.1%
    2,200,000 Port of Seattle, WA, IDR Bonds (Series 1985) Weekly VRDNs (Douglas
              Management Company Project)/(Mellon Bank N.A., Pittsburgh LOC)                                       2,200,000
      915,000 Tacoma School District No. 10, 3.90% Bonds (AMBAC INS), 6/1/1997                                       915,039
      685,000 Washington State Housing Finance Commission, Single-Family
              Program Bonds (1996 Series 1N-S), 3.75% TOBs, Mandatory Tender
              6/2/1997                                                                                               685,000
                Total                                                                                              3,800,039
              WEST VIRGINIA -- 0.9%
   15,960,000 Cabell County Commission, WV, Life Care Facilities Multi-Option
              Revenue Bonds (Series 1995) Weekly VRDNs (Foster Foundation)/
              (Huntington National Bank, Columbus, OH LOC)                                                        15,960,000
    3,000,000 Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG
              Industries, Inc.)                                                                                    3,000,000
      285,000 Mercer County, WV, IDR Refunding Bonds (Series 1995) Weekly
              VRDNs (Flowers Baking Co. of West Virginia, Inc.)/(SunTrust Bank,
              Atlanta LOC)                                                                                           285,000
                Total                                                                                             19,245,000
              WISCONSIN -- 1.9%
    3,250,000 Hancock, WI, Industrial Development Revenue Refunding Bonds
              (Series 1996) Weekly VRDNs (Ore-Ida Foods, Inc.)/(Heinz (H.J.)
              Co. GTD)                                                                                             3,250,000


TAX-FREE OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              WISCONSIN -- CONTINUED
 $  1,100,000 Seymour, WI IDA Weekly VRDNs (Beatrice Cheese, Inc.)/(Bank of
              New York, New York LOC)                                                                 $            1,100,000
   30,000,000 Wisconsin HEFA Weekly VRDNs (St. Luke's Medical Center)/
              (Sumitomo Bank Ltd., Osaka LOC)                                                                     30,000,000
    5,000,000 Wisconsin State, 7.30% Bonds (United States Treasury PRF),
              5/1/1997 (@101)                                                                                      5,091,361
                Total                                                                                             39,441,361
              WYOMING -- 0.3%
    2,545,000 Douglas, WY, IDR Bonds, 3.65% TOBs (Safeway, Inc.)/(Bankers
              Trust Co./LOC) 6/2/1997                                                                              2,545,000
    1,125,000 Natrona County, WY, Hospital Revenue, 5.36% TOBs (Grainger
              (W.W.), Inc.), Optional Tender 6/1/1997                                                              1,125,000
    2,000,000 Uinta County, WY, PCR Bonds (Series 1984), 3.80% TOBs (Chevron
              U.S.A., Inc.)/(Chevron U.S.A., Inc. GTD), Optional Tender 6/15/1997                                  2,000,000
                Total                                                                                              5,670,000
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                              $        2,124,741,770


(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., and F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At January 31, 1997, the portfolio securities were rated as follows:

    TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER   SECOND TIER
       100%           0%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,124,658,856) at January 31, 1997.
The following acronyms are used throughout this portfolio:

ACES -- Adjustable Convertible Extendable Securities
AMBAC -- American Municipal Bond Assurance Corporation
BANs -- Bond Anticipation Notes
COL -- Collateralized
CP -- Commercial Paper
CSD -- Central School District
EDC -- Economic Development Commission
EDR -- Economic Development Revenue
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
GTD -- Guaranty
HDA -- Hospital Development Authority
HEFA -- Health and Education Facilities Authority
HFA -- Housing Finance Authority
HFDC -- Health Facility Development Corporation
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
IDC -- Industrial Development Corporation
IDR -- Industrial Development Revenue
IFA -- Industrial Finance Authority
INS -- Insured
INV -- Investment Agreement
ISD -- Independent School District
LIQ -- Liquidity Agreement
LOCs -- Letter(s) of Credit
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
PC -- Participation Certificate
PCFA -- Pollution Control Finance Authority
PFA -- Public Facility Authority
PLC -- Public Limited Company
PRF -- Prerefunded
RANs -- Revenue Anticipation Notes
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
VHA -- Veterans Housing Administration
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                                   $2,124,741,770
 Cash                                                                                                  795,630
 Income receivable                                                                                  15,306,368
 Receivable for shares sold                                                                            127,720
 Prepaid expenses                                                                                        5,818
   Total assets                                                                                  2,140,977,306
 LIABILITIES:
 Payable for investments purchased                                               $9,927,139
 Income distribution payable                                                      5,874,760
 Accrued expenses                                                                   516,551
   Total liabilities                                                                                16,318,450
 NET ASSETS for 2,124,741,534 shares outstanding                                                $2,124,658,856
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                $2,124,741,534
 Accumulated net realized loss on investments                                                         (82,678)
   Total Net Assets                                                                            $2,124,658,856
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,596,774,573 / 1,596,839,479 shares outstanding                                                       $1.00
 INSTITUTIONAL SERVICE SHARES:
 $527,884,283 / 527,902,055 shares outstanding                                                           $1.00


(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                         $   37,611,284
 EXPENSES:
 Investment advisory fee                                                           $    2,106,099
 Administrative personnel and services fee                                                795,657
 Custodian fees                                                                           113,370
 Transfer and dividend disbursing agent fees and expenses                                  50,329
 Directors'/Trustees' fees                                                                 12,846
 Auditing fees                                                                              6,616
 Legal fees                                                                                 7,178
 Portfolio accounting fees                                                                126,687
 Shareholder services fee -- Institutional Shares                                       2,086,007
 Shareholder services fee -- Institutional Service Shares                                 546,617
 Share registration costs                                                                  87,648
 Printing and postage                                                                      23,602
 Insurance premiums                                                                        13,994
 Taxes                                                                                      3,874
 Miscellaneous                                                                              6,596
     Total expenses                                                                     5,987,120
 Waivers
     Waiver of investment advisory fee                               $ (1,202,063)
     Waiver of shareholder services fee -- Institutional Shares        (2,086,007)
         Total waivers                                                                 (3,288,070)
                  Net expenses                                                                         2,699,050
                   Net investment income                                                              34,912,234
 Net realized gain on investments                                                                          5,450
     Change in net assets resulting from operations                                               $   34,917,684


(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS
                                                                               ENDED
                                                                            (UNAUDITED)
                                                                            JANUARY 31,            YEAR ENDED
                                                                                1997             JULY 31, 1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                  $       34,912,234    $       62,658,478
 Net realized gain (loss) on investments                                             5,450               (66,893)
  Change in net assets resulting from operations                                34,917,684            62,591,585
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                        (28,087,008)           (51,152,839)
  Institutional Service Shares                                                 (6,825,226)           (11,505,639)
  Change in net assets resulting from distributions to
  shareholders                                                                (34,912,234)           (62,658,478)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                6,626,657,483        12,426,624,832
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                          3,151,270             4,751,851
 Cost of shares redeemed                                                   (6,426,542,469)       (12,057,396,164)
  Change in net assets resulting from share transactions                       203,266,284           373,980,519
  Change in net assets                                                         203,271,734           373,913,626
 NET ASSETS:
 Beginning of period                                                         1,921,387,122         1,547,473,496
 End of period                                                          $    2,124,658,856    $    1,921,387,122


(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SIX MONTHS
                           ENDED
                        (UNAUDITED)
                         JANUARY 31,                             YEAR ENDED JULY 31,
                            1997        1996        1995       1994     1993      1992      1991     1990(A)
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                    $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income                      0.02        0.03        0.04      0.02      0.03      0.04      0.05      0.04
 LESS DISTRIBUTIONS
 Distributions from
 net investment
 income                     (0.02)      (0.03)      (0.04)    (0.02)    (0.03)    (0.04)    (0.05)    (0.04)
 NET ASSET
 VALUE, END OF
 PERIOD                    $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)             1.71%       3.55%       3.64%     2.45%     2.54%     3.73%     5.13%     3.70%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                    0.20%*      0.20%       0.20%     0.20%     0.20%     0.20%     0.20%     0.20%*
 Net investment
 income                      3.37%*      3.46%       3.62%     2.41%     2.49%     3.58%     4.93%     5.75%*
 Expense waiver/
 reimbursement(c)            0.36%*      0.36%       0.39%     0.15%     0.14%     0.17%     0.26%     0.21%*
 SUPPLEMENTAL DATA
 Net assets,
 end of period
 (000 omitted)         $1,596,775  $1,514,979  $1,295,458  $789,755  $454,119  $308,855  $165,669  $145,552


* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1989 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS
                                                           ENDED
                                                        (UNAUDITED)
                                                        JANUARY 31,            YEAR ENDED JULY 31,
                                                           1997          1996         1995        1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                     $ 1.00       $ 1.00        $ 1.00       $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                     0.02         0.03          0.03        0.002
 LESS DISTRIBUTIONS
  Distributions from net investment income                 (0.02)       (0.03)        (0.03)      (0.002)
 NET ASSET VALUE, END OF PERIOD                           $ 1.00       $ 1.00        $ 1.00       $ 1.00
 TOTAL RETURN(B)                                            1.58%        3.29%         3.39%        0.18%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                  0.45%*       0.45%         0.45%        0.39%*
  Net investment income                                     3.12%*       3.22%         3.48%        3.04%*
  Expense waiver/reimbursement(c)                           0.11%*       0.11%         0.14%        0.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)               $527,884     $406,408      $252,016      $25,148


* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.
The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At January 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $56,069, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR   EXPIRATION AMOUNT
       2001              $   580
       2002              $19,220
       2004              $36,269

  Additionally, net capital losses of $96,260 attributable to security transactions incurred after October 31, 1995 are treated as arising on August 1, 1996, the first day of the Fund's next taxable year.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1997, capital paid-in aggregated $2,124,741,535.

Transactions in shares were as follows:

                                                                                 SIX MONTHS
                                                                                    ENDED           YEAR ENDED
                                                                                 JANUARY 31,         JULY 31,
                                                                                     1997               1996
 INSTITUTIONAL SHARES                                                               SHARES             SHARES
 Shares sold                                                                   5,741,704,308      10,558,231,210
 Shares issued to shareholders in payment of distributions declared                2,673,889           3,176,723
 Shares redeemed                                                              (5,662,586,973)    (10,341,838,613)
  Net change resulting from Institutional Share transactions                      81,791,224         219,569,320
                                                                                 SIX MONTHS
                                                                                    ENDED           YEAR ENDED
                                                                                 JANUARY 31,         JULY 31,
                                                                                     1997               1996
 INSTITUTIONAL SERVICE SHARES                                                       SHARES             SHARES
 Shares sold                                                                     884,953,175       1,868,393,621
 Shares issued to shareholders in payment of distributions declared                  477,381           1,575,128
 Shares redeemed                                                                (763,955,496)     (1,715,557,550)
  Net change resulting from Institutional Service Share transactions             121,475,060         154,411,199
   Net change resulting from share transactions                                  203,266,284         373,980,519


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended January 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act, amounting to $2,057,480,000 and $2,087,817,926, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
J. Crilley Kelly
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

TAX-FREE OBLIGATIONS FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JANUARY 31, 1997

[Graphic]

Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 60934N401
Cusip 60934N880
0022807 (3/97)
[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Obligations Fund, which covers the six-month period ended January 31, 1997. First, you will find an investment review on the short-term Treasury market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares and Institutional Service Shares each totaled $0.03 per share. At the end of the period, net assets topped the $7 billion mark.

In Treasury Obligations Fund, your ready cash is at work pursuing daily income -- along with the additional advantages of daily liquidity and stability of principal* -- by investing exclusively in short-term U.S. Treasury obligations and in repurchase agreements collateralized by these obligations.

Thank you for your confidence in the daily earning power of Treasury Obligations Fund. As always, your questions and comments are welcome.

Sincerely,

[Graphic]
J. Christopher Donahue
President
March 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Treasury Obligations Fund, which is rated AAAm* by Standard & Poor's Ratings Group and Aaa* by Moody's Investors Service, Inc., is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements. Recently, the fund has been managed within a 35-45 day average maturity range, a neutral stance for the fund.

Over the six months ended January 31, 1997, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that exceeded the 21/2% pace thought to be the non-inflationary potential. Confronted with persistent strength in the interest rate-sensitive sectors, the Fed stuck to its belief that economic growth would return to a more moderate pace. Early in the period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. When signs of the long-awaited slowdown finally began to emerge, the market then fretted that it might not be occurring quickly enough to prevent the need for the Fed to tighten in order to ward off inflationary pressures. By the end of the reporting period, however, the market calmed itself once more as growth in employment and housing moderated and inflation remained tame. While the advance release for fourth quarter Gross Domestic Product was a robust 4.7%, it was boosted by net exports and a number of one-time factors, and the underlying fundamentals point to more sedate growth in the first quarter. Overall, the federal funds target rate remained unchanged over the period, at 5.25%, where it has been since late January 1996.

Movements in interest rates early in the period reflected the market uncertainty. The yield on the three-month Treasury bill peaked at 5.35% in early September amid fears that the robust economy might spark inflation -- particularly in the face of tight labor market conditions. The yield then plunged to 5% in late September/early October as signs of tempered growth began to appear and relief finally took hold. The yield then rebounded to a more realistic 5.15%, and traded within a fairly narrow range -- with the exception of a technically-driven drop at year-end -- for the remainder of the reporting period as the market embraced the idea that the Fed was likely to be on hold indefinitely. Overall, the yields at the front end of the Treasury yield curve ended the period 16 to 26 basis points lower, reflecting the market's retreat from expectations of an imminent tightening in monetary policy.

The fund was targeted in a 35-45 day average maturity target range over the period, essentially a neutral stance for the portfolio. Once an average maturity range is established, the fund attempts to maximize performance through ongoing relative value analysis. The fund's structure remained barbelled over the reporting period, as a yield advantage continued to exist for repurchase agreements relative to other short-term investments. The fund combined a significant percentage in these repurchase agreements --primarily on an overnight basis -- with purchases of securities with 6- to 13-month maturities. This portfolio structure continued to provide a competitive yield.
The Fed is likely to be fairly content with the present trend of moderating growth and benign inflation, and, in our opinion, should not be moved to change monetary policy in the near term. We expect that they will continue to keep a watchful eye on potential inflationary pressures, however, in light of continued tight labor market conditions. We would expect the front end of the market to continue to be range-bound with a slight positive slope, and we will likely maintain our current neutral positioning. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. government market.

* An AAAm rating is obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's Ratings Group monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

SHAREHOLDER MEETING RESULTS

A Special Meeting of the Shareholders of Treasury Instruments Money Market Fund II (the "Portfolio"), a Portfolio of Lehman Brothers Institutional Funds Group Trust, was held on November 13, 1996. On October 11, 1996, the record date for shareholders voting at the meeting, there were 109,437,228 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                                          ABSTENTIONS             WITHHELD
                                                                              AND               AUTHORITY TO
 AGENDA ITEM                                  FOR       AGAINST         BROKER NON-VOTES           VOTE
 1. To approve a proposed Agreement and Plan of Reorganization between Lehman Brothers Institutional Funds
    Group Trust, on behalf of the Portfolio, and Money Market Obligations Trust (the "Trust"), on behalf of its portfolio, Treasury Obligations Fund (the "Fund"), whereby the Trust would acquire all of the assets and known liabilities of the Portfolio in exchange for Institutional Shares and Institutional Service Shares of
    the Fund to be distributed pro rata by the Portfolio to holders of Class A Shares and Class B Shares, respectively, in complete liquidation of the Portfolio.

                                          88,090,602       0                  0                      0
 2. Election of thirteen Trustees to serve until the next Annual Meeting of Shareholders and until their successors have been elected and qualified.
    John F. Donahue                       88,090,602       0                  0                      0
    Thomas G. Bigley                      88,090,602       0                  0                      0
    John T. Conroy, Jr.                   88,090,602       0                  0                      0
    William J. Copeland                   88,090,602       0                  0                      0
    J. Christopher Donahue                88,090,602       0                  0                      0
    James E. Dowd                         88,090,602       0                  0                      0
    Lawrence D. Ellis, M.D.               88,090,602       0                  0                      0
    Edward L. Flaherty, Jr.               88,090,602       0                  0                      0
    Peter E. Madden                       88,090,602       0                  0                      0
    Gregor F. Meyer                       88,090,602       0                  0                      0
    John E. Murray, Jr.                   88,090,602       0                  0                      0
    Wesley W. Posvar                      88,090,602       0                  0                      0
    Marjorie P. Smuts                     88,090,602       0                  0                      0


TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                        VALUE
 SHORT-TERM U.S. TREASURY OBLIGATIONS -- 20.1%

 $  371,500,000 (a)U.S. Treasury Bills -- 5.1%
                   5.093% - 5.765%, 4/3/1997 - 2/5/1998                                     $  362,695,458
  1,052,000,000    U.S. Treasury Notes -- 15.0%
                   5.750% - 8.625%, 4/30/1997 - 9/30/1997                                    1,055,113,694
                     TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                              1,417,809,152
 (B)REPURCHASE AGREEMENTS -- 81.1%
    330,000,000    BT Securities Corporation, 5.580%, dated 1/31/1997, due 2/3/1997            330,000,000
    220,000,000    Bank of Tokyo-Mitsubishi Ltd., 5.600%, dated 1/31/1997,
                     due 2/3/1997                                                              220,000,000
    249,000,000    Barclays de Zoete Wedd Securities, Inc., 5.600%, dated 1/31/1997,
                     due 2/3/1997                                                              249,000,000
    200,000,000    Bear, Stearns and Co., 5.580%, dated 1/31/1997, due 2/3/1997                200,000,000
    255,000,000    CIBC Wood Gundy Securities Corp., 5.580%, dated 1/31/1997,
                     due 2/3/1997                                                              255,000,000
    265,000,000    Daiwa Securities America, Inc., 5.580%, dated 1/31/1997,
                     due 2/3/1997                                                              265,000,000
     50,000,000    Dean Witter Reynolds, Inc., 5.600%, dated 1/31/1997, due 2/3/1997            50,000,000
    120,000,000    Deutsche Bank Government Securities, Inc., 5.570%, dated 1/31/1997,
                     due 2/3/1997                                                              120,000,000
    350,000,000    Donaldson, Lufkin and Jenrette Securities Corp., 5.550%,
                     dated 1/31/1997, due 2/3/1997                                             350,000,000
    350,000,000    First Union Capital Markets, 5.580%, dated 1/31/1997, due 2/3/1997          350,000,000
    500,000,000    Goldman Sachs Group, LP, 5.550%, dated 1/31/1997, due 2/3/1997              500,000,000
    200,000,000    Harris Government Security, Inc., 5.550%, dated 1/31/1997,
                     due 2/3/1997                                                              200,000,000
    100,000,000    Harris Government Security, Inc., 5.570%, dated 1/31/1997,
                     due 2/3/1997                                                              100,000,000
    350,000,000    Lehman Brothers, Inc., 5.600%, dated 1/31/1997, due 2/3/1997                350,000,000
    200,000,000    Nikko Securities, 5.580%, dated 1/31/1997, due 2/3/1997                     200,000,000

TREASURY OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                        VALUE
 (B)REPURCHASE AGREEMENTS -- CONTINUED
 $  350,000,000    Nomura Securities International, Inc., 5.580%, dated 1/31/1997,
                     due 2/3/1997                                                         $    350,000,000
    250,000,000    Sanwa-BGK Securities Co., LP, 5.580%, dated 1/31/1997,
                     due 2/3/1997                                                               250,000,000
    115,000,000    Societe Generale, New York, 5.580%, dated 1/31/1997, due 2/3/1997           115,000,000
     95,000,000    State Street Bank and Trust Co., 5.550%, dated 1/31/1997,
                     due 2/3/1997                                                               95,000,000
     51,900,000    Swiss Bank Capital Markets, 5.570%, dated 1/31/1997, due 2/3/1997            51,900,000
    250,000,000    Toronto Dominion Securities (USA) Inc., 5.580%, dated 1/31/1997,
                     due 2/3/1997                                                              250,000,000
     20,000,000    UBS Securities, Inc., 5.530%, dated 1/31/1997, due 2/3/1997                  20,000,000
    315,000,000    UBS Securities, Inc., 5.580%, dated 1/31/1997, due 2/3/1997                 315,000,000
    185,000,000 (c)Goldman Sachs Group, LP, 5.260%, dated 1/13/1997, due 2/12/1997             185,000,000
    145,000,000 (c)J.P. Morgan & Co., Inc., 5.300%, dated 1/30/1997, due 3/3/1997              145,000,000
    127,000,000 (c)Swiss Bank Capital Markets, 5.320%, dated 1/6/1997, due 3/7/1997            127,000,000
     77,000,000 (c)UBS Securities, Inc., 5.280%, dated 1/24/1997, due 3/25/1997                 77,000,000
                     TOTAL REPURCHASE AGREEMENTS                                             5,719,900,000
                     TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                             $  7,137,709,152


(a) The issue shows the rate of discount at time of purchase.

(b) Repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($7,049,736,471) at January 31, 1997.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                      $   5,719,900,000
 Investments in securities                                                     1,417,809,152
  Total investments in securities, at amortized cost and value                                   $ 7,137,709,152
 Income receivable                                                                                    20,863,494
 Receivables for investments sold                                                                     36,633,846
 Receivable for shares sold                                                                                  985
  Total assets                                                                                     7,195,207,477
 LIABILITIES:
 Payable for investments purchased                                                82,326,536
 Income distribution payable                                                      30,306,020
 Payable for shares redeemed                                                      31,990,436
 Accrued expenses                                                                    848,014
  Total liabilities                                                                                  145,471,006
 NET ASSETS for 7,049,736,471 shares outstanding                                                 $ 7,049,736,471
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $4,972,244,989 / 4,972,244,989 shares outstanding                                                         $1.00
 INSTITUTIONAL SERVICE SHARES:
 $2,077,491,482 / 2,077,491,482 shares outstanding                                                         $1.00


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                             $181,375,321
 EXPENSES:
 Investment advisory fee                                                           $   6,718,790
 Administrative personnel and services fee                                             2,538,281
 Custodian fees                                                                          191,519
 Transfer and dividend disbursing agent fees and expenses                                137,542
 Directors'/Trustees' fees                                                                30,192
 Auditing fees                                                                             6,532
 Legal fees                                                                               10,764
 Portfolio accounting fees                                                               240,397
 Shareholder services fee -- Institutional Shares                                      6,132,714
 Shareholder services fee -- Institutional Service Shares                              2,265,774
 Share registration costs                                                                247,388
 Printing and postage                                                                     11,224
 Insurance premiums                                                                       26,036
 Taxes                                                                                    32,936
 Miscellaneous                                                                             1,811
   Total expenses                                                                     18,591,900
 Waivers --
   Waiver of investment advisory fee                                $(3,326,811)
   Waiver of shareholder services fee -- Institutional Shares        (6,132,714)
     Total waivers                                                                    (9,459,525)
       Net expenses                                                                                       9,132,375
         Net investment income                                                                         $172,242,946


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED
                                                    (UNAUDITED)                 YEAR ENDED
                                                    JANUARY 31,                  JULY 31,
                                                       1997                        1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                            $   172,242,946          $    300,534,344
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                               (127,432,936)             (240,569,688)
  Institutional Service Shares                        (44,810,010)              (59,964,656)
  Change in net assets resulting from
  distributions to
  shareholders                                       (172,242,946)             (300,534,344)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                      20,942,609,781            36,669,931,962
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                                32,768,004                62,692,910
 Cost of shares redeemed                          (20,092,350,991)          (34,550,837,468)
  Change in net assets resulting from share
  transactions                                        883,026,794             2,181,787,404
  Change in net assets                                883,026,794             2,181,787,404
 NET ASSETS:
 Beginning of period                                6,166,709,677             3,984,922,273
 End of period                                    $ 7,049,736,471          $  6,166,709,677


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SIX MONTHS
                         ENDED
                       (UNAUDITED)
                       JANUARY 31,                                   YEAR ENDED JULY 31,
                          1997        1996       1995        1994         1993       1992        1991     1990(A)
 NET ASSET VALUE,
 BEGINNING
 OF PERIOD               $ 1.00      $ 1.00     $ 1.00      $ 1.00       $ 1.00     $ 1.00      $ 1.00    $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment
  income                   0.03        0.05       0.05        0.03         0.03       0.05        0.07      0.04
 LESS DISTRIBUTIONS
  Distributions
  from net
  investment income       (0.03)      (0.05)     (0.05)      (0.03)       (0.03)     (0.05)      (0.07)    (0.04)
 NET ASSET VALUE,
 END OF PERIOD           $ 1.00      $ 1.00     $ 1.00      $ 1.00       $ 1.00     $ 1.00      $ 1.00    $ 1.00
 TOTAL RETURN(B)           2.64%       5.53%      5.50%       3.35%        3.15%      4.61%       7.11%     5.09%
 RATIOS TO AVERAGE
 NET ASSETS
   Expenses                0.20%*      0.20%      0.20%       0.20%        0.20%      0.20%       0.20%     0.20%*
   Net investment
   income                  5.19%*      5.37%      5.42%       3.29%        3.11%      4.49%       6.65%     8.16%*
   Expense waiver/
   reimbursement(c)        0.35%*      0.36%      0.36%       0.10%        0.07%      0.08%       0.09%     0.15%*
 SUPPLEMENTAL DATA
   Net assets, end
   of period
   (000 omitted)     $4,972,245  $4,649,870 $3,441,068  $2,582,975   $2,532,482 $2,432,037  $1,678,880  $576,048


  * Computed on an annualized basis.

(a) Reflects operations for the period from February 23, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                            ENDED
                                                         (UNAUDITED)
                                                         JANUARY 31,                YEAR ENDED JULY 31,
                                                            1997            1996          1995        1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.00            $ 1.00       $ 1.00        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                      0.03              0.05         0.05         0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income                  (0.03)            (0.05)       (0.05)       (0.003)
 NET ASSET VALUE, END OF PERIOD                            $ 1.00            $ 1.00       $ 1.00        $ 1.00
 TOTAL RETURN(B)                                             2.51%             5.26%        5.23%         0.29%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                   0.45%*            0.45%        0.45%        0.39%*
  Net investment income                                      4.94%*            5.12%        5.53%        4.26%*
  Expense waiver/reimbursement(c)                            0.10%*            0.11%        0.11%        0.10%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)              $2,077,491        $1,516,839     $543,855       $8,887


  * Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1997, capital paid-in aggregated $7,049,736,471. Transactions in shares were as follows:

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                              JANUARY 31,          YEAR ENDED
                                                                                 1997             JULY 31, 1996
 INSTITUTIONAL SHARES                                                           SHARES                SHARES
 Shares sold                                                                  13,800,261,633      27,640,869,241
 Shares issued to shareholders in payment of distributions declared               19,275,746          35,998,981
 Shares redeemed                                                             (13,497,162,673)    (26,468,065,612)
  Net change resulting from Institutional Share transactions                     322,374,706       1,208,802,610
                                                                              SIX MONTHS
                                                                                 ENDED
                                                                              JANUARY 31,          YEAR ENDED
                                                                                 1997             JULY 31, 1996
 INSTITUTIONAL SERVICE SHARES                                                   SHARES               SHARES
 Shares sold                                                                   7,142,348,148       9,029,062,721
 Shares issued to shareholders in payment of distributions declared               13,492,258          26,693,929
 Shares redeemed                                                              (6,595,188,318)     (8,082,771,856)
  Net change resulting from Institutional Service Share transactions             560,652,088         972,984,794
   Net change resulting from share transactions                                  883,026,794       2,181,787,404


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
J. Crilley Kelly
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

TREASURY
OBLIGATIONS
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JANUARY 31, 1997

[Graphic]

Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 60934N500
Cusip 60934N872
1022004 (3/97)